UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2016

Date of reporting period: December 31, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 89.8%

Australia — 1.5%
AGL Energy	6,557	$86
Amcor	84,850	827
APA Group	158,908	1,000
Aristocrat Leisure	83,396	617
Bank of Queensland	7,178	73
Brambles	432,155	3,624
Caltex Australia	202,270	5,532
Challenger	4,132	26
CIMIC Group	16,152	284
Cochlear	3,764	261
Commonwealth Bank of Australia	15,660	969
CSL	137,160	10,490
CSR	542,657	1,136
Downer EDI	121,970	318
Incitec Pivot	153,094	438
Insurance Australia Group	1,219,170	4,911
Macquarie Group	44,040	2,635
Newcrest Mining*	9,865	93
Qantas Airways	1,325,580	3,936
QBE Insurance Group	24,470	223
Ramsay Health Care	20,746	1,023
Scentre Group‡	39,976	121
Sirtex Medical	23,248	674
Sonic Healthcare	545	7
Star Entertainment Grp	154,008	569
Tabcorp Holdings	115,042	392
Tatts Group	10,780	34
Telstra	359,836	1,464
TPG Telecom	44,293	318
Transurban Group	151,827	1,154
Treasury Wine Estates	55,533	333
Westfield‡	79,020	544

		44,112

Austria — 0.2%
ANDRITZ	80,595	3,946
Erste Group Bank	18,976	598
OMV	62,339	1,774

		6,318

Belgium — 1.6%
Ageas	308,802	14,320
AGFA-Gevaert*	70,231	399
Anheuser-Busch InBev	8,867	1,097
Colruyt	45,886	2,361
Delhaize Group	49,206	4,797
Euronav	12,316	170
Groupe Bruxelles Lambert	83,482	7,115
KBC Groep	259,979	16,279
Proximus	5,561	181

		46,719

Description	Shares	Market Value ($ Thousands)
Brazil — 0.0%
Cia Energetica de Minas Gerais ADR	237,782	$357
JBS	113,100	353
Tupy	15,500	73

		783

Canada — 2.7%
Agrium	73,373	6,555
Alimentation Couche-Tard, Cl B	148,800	6,525
Bank of Montreal	10,300	579
Baytex Energy (A)	470,869	1,519
Cameco (A)	502,302	6,193
Canadian Imperial Bank of Commerce (A)	61,100	4,011
Canadian Natural Resources	170,545	3,723
Canadian Pacific Railway (A)	49,480	6,314
CGI Group, Cl A*	23,900	953
Cogeco Cable	27,200	1,210
Constellation Software (A)	17,800	7,392
Entertainment One	106,941	263
Gildan Activewear	381,961	10,817
Home Capital Group, Cl B (A)	119,900	2,324
Imperial Oil	225,220	7,309
Linamar	21,100	1,135
Magna International, Cl A	81,500	3,293
Power Corp of Canada	38,900	810
Quebecor, Cl B	9,900	241
Royal Bank of Canada	64,100	3,422
Sun Life Financial	31,700	985
Suncor Energy	60,797	1,563

		77,136

China — 0.8%
Alibaba Group Holding ADR*	51,100	4,153
Ctrip.com International ADR*	168,500	7,807
NetEase ADR	20,000	3,625
Tencent Holdings	416,900	8,203

		23,788

Denmark — 2.2%
Bavarian Nordic*	11,467	598
Chr Hansen Holding	136,277	8,583
Coloplast, Cl B	101,405	8,253
DSV	10,601	419
H Lundbeck	154,388	5,287
ISS	352,675	12,795
Jyske Bank*	43,682	1,979
Novo Nordisk, Cl B	4,575	266
Novo Nordisk ADR	182,630	10,607
Novozymes, Cl B	157,252	7,567
Pandora	43,488	5,496
Vestas Wind Systems	13,289	935
William Demant Holding*	377	36

		62,821

1	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
Finland — 0.6%
Amer Sports, Cl A	27,087	$790
Cargotec, Cl B	4,821	180
Elisa, Cl A	52,556	1,976
Neste	130,826	3,908
Orion, Cl B	61,183	2,117
Sampo, Cl A	33,151	1,683
Stora Enso, Cl R	432,437	3,942
Tieto	15,404	413
UPM-Kymmene	168,774	3,152
Valmet	24,475	236

		18,397

France — 8.0%
Airbus Group	87	6
Alcatel-Lucent*	3,043,000	12,062
Arkema	47,344	3,328
Atos	29,616	2,495
AXA	1,645	45
BNP Paribas	323,828	18,409
Boiron	1,900	154
Cap Gemini	9,411	878
Carrefour	372,892	10,798
Christian Dior	13,961	2,378
Cie des Alpes	3,261	55
CNP Assurances	19,539	264
Credit Agricole	2,019	24
Dassault Systemes	9,285	744
Engie	762,129	13,542
Essilor International	11,483	1,436
Eurofins Scientific	4,393	1,538
Eutelsat Communications	3,455	104
Groupe Eurotunnel	54,149	675
Ipsen	30,854	2,042
JC Decaux	3,088	118
Lagardere	14,190	425
Legrand	191,515	10,879
L’Oreal	4,919	831
LVMH Moet Hennessy Louis Vuitton	37,645	5,933
Metropole Television	37,494	645
Natixis	100,723	571
Nexity	5,617	249
Numericable-SFR SAS	1,832	67
Orange	748,037	12,612
Pernod Ricard	28,450	3,257
Peugeot*	116,208	2,047
Publicis Groupe	53,826	3,598
Renault	4,804	485
Rexel	1,147,884	15,318
Safran	13,265	912
Sanofi	313,872	26,789
Schneider Electric	239,031	13,658

Description	Shares	Market Value ($ Thousands)
SCOR	24,509	$923
SEB	5,886	605
Societe BIC	4,474	737
Sodexo	57,919	5,680
SPIE*	183,020	3,374
Suez Environnement	17,070	321
Technicolor	209,719	1,709
Technip	139,246	6,935
Teleperformance	4,248	358
Thales	99,590	7,486
Total	548,520	24,627
Unibail-Rodamco‡	392	99
Valeo	48,226	7,483
Veolia Environnement	43,273	1,029
Vetoquinol	569	24
Vinci	870	56
Vivendi	7,626	165
Wendel	2,139	255

		231,237

Germany — 6.7%
Adidas	3,413	333
Allianz	50,856	9,008
Aurubis	5,028	256
Bayer	196,362	24,947
Bayerische Motoren Werke	112,000	11,756
Brenntag	83,257	4,325
Continental	32,911	8,027
Daimler	87,616	7,341
Daimler ADR	4,915	411
DCC	46,740	3,901
Deutsche Bank (A)	96,252	2,342
Deutsche Boerse	105,978	9,334
Deutsche EuroShop	23,538	1,036
Deutsche Lufthansa	303,231	4,802
Deutsche Telekom	59,184	1,069
Deutsche Wohnen	47,105	1,311
Duerr	8,895	709
Evonik Industries	96,484	3,219
Fresenius	17,951	1,286
Fresenius Medical Care	10,787	909
Gerresheimer	20,399	1,596
Hannover Rueck	43,388	4,963
Henkel	10,833	1,044
Hochtief	60,368	5,652
Infineon Technologies	404	6
Krones	9,931	1,189
LANXESS	1,132	52
Linde	92,101	13,393
Merck	64,769	6,342
Muenchener Rueckversicherungs	9,303	1,864
Nordex*	68,932	2,455

2	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
OSRAM Licht	14,152	$595
Pfeiffer Vacuum Technology	7,126	724
ProSiebenSat.1 Media	72,660	3,681
QIAGEN*	28,155	776
Rheinmetall	3,952	264
Rhoen Klinikum	36,763	1,105
SAP	425,782	33,959
SAP ADR (A)	63,400	5,015
Siemens	88,361	8,687
STADA Arzneimittel	7,027	284
Symrise	18,451	1,227
Talanx	13,993	434
Telefonica Deutschland Holding	86,786	460
TUI	156,224	2,849
Vonovia	24,794	770

		195,708

Hong Kong — 2.1%
AIA Group	2,312,693	13,900
BOC Hong Kong Holdings	190,500	580
Cathay Pacific Airways	100,000	173
Chaoda Modern Agriculture	2,440,000	77
Cheung Kong Infrastructure Holdings (A)	102,000	944
China Merchants Holdings International	1,401,338	4,445
China Mobile	1,268,740	14,245
CK Hutchison Holdings	826	11
CLP Holdings	34,000	289
CNOOC	9,170,000	9,574
Digital China Holdings	3,997,000	4,577
Hang Seng Bank	33,700	640
Henderson Land Development	719,198	4,392
Hysan Development	6,000	25
IMAX China Holding* (B)	380,435	2,683
Link REIT‡	17,000	102
MTR	177,000	875
Power Assets Holdings	81,500	748
Samsonite International	780,400	2,348
Swire Properties	30,600	88
Techtronic Industries	106,000	432
Wheelock	12,000	51

		61,199

India — 0.2%
HDFC Bank ADR	75,590	4,656
WNS Holdings ADR*	13,053	407

		5,063

Indonesia — 0.0%
Telekomunikasi Indonesia Persero	4,560,300	1,025

Ireland — 0.4%
CRH	26,573	771
Experian	387,393	6,874
Kerry Group, Cl A (A)	23	2

Description	Shares	Market Value ($ Thousands)
Ryanair Holdings ADR	37,300	$3,225

		10,872

Israel — 1.5%
Bank Hapoalim	94,787	490
Bank Leumi Le-Israel*	92,036	319
Bezeq Israeli Telecommunication	2,608,327	5,757
Check Point Software Technologies*	107,600	8,757
NICE Systems	9,089	520
Teva Pharmaceutical Industries ADR	426,831	28,017

		43,860

Italy — 1.8%
Atlantia	65,871	1,754
Azimut Holding	143,985	3,600
Brembo	107,825	5,229
DiaSorin	11,692	615
Enel	187,377	790
EXOR	90,682	4,132
Fiat Chrysler Automobiles*	230,682	3,241
Finmeccanica*	67,709	946
Intesa Sanpaolo	993,192	3,284
Luxottica Group	26,062	1,706
Mediaset	832,990	3,454
Mediobanca	10,402	100
Prysmian	26,379	580
Recordati	105,450	2,757
Salini Impregilo	180,297	779
Saras*	692,920	1,339
Telecom Italia RNC	432,951	444
Tenaris	485,562	5,809
Terna Rete Elettrica Nazionale	34,018	176
UniCredit	2,083,000	11,578

		52,313

Japan — 18.0%
Adastria	22,700	1,275
Aeon	46,800	725
AEON Financial Service	16,600	372
Ain Holdings	4,800	229
Ajinomoto	39,000	930
Alfresa Holdings	27,600	545
Alps Electric	21,100	578
Amada Holdings	1,400	13
ANA Holdings	221,000	639
Arcland Sakamoto	16,700	387
Asahi Glass	207,000	1,193
Asahi Kasei	50,000	341
ASKUL (A)	203,308	8,149
Bank of Yokohama	49,000	303
Calsonic Kansei	95,000	839
Canon Marketing Japan	67,400	1,050
Casio Computer (A)	5,800	137

3	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
Central Japan Railway	38,000	$6,795
Chiba Bank	1,000	7
Chubu Electric Power	18,300	251
Coca-Cola West	12,800	261
Dai Nippon Printing	737,000	7,352
Daicel	3,100	46
Daiichi Sankyo	128,400	2,670
Daiichikosho	10,500	416
Daikin Industries	26,500	1,949
Daikyo	678,000	1,099
Daito Trust Construction	36,800	4,274
Daiwa House Industry	213,400	6,185
Daiwa Securities Group	179,000	1,101
Dentsu	3,200	175
Don Quijote Holdings	179,562	6,347
Dydo Drinco	8,000	372
East Japan Railway	169,700	16,079
Fanuc	30,500	5,310
Fuji Film Holdings	463,971	19,468
Fuji Heavy Industries	200,012	8,311
Fujitsu	269,000	1,350
Fujitsu General	55,000	700
Furukawa Electric	211,000	449
Geo Holdings	20,000	315
Gunma Bank	15,000	87
Haseko	155,100	1,720
Hiroshima Bank	44,000	250
Hisamitsu Pharmaceutical	4,000	168
Hitachi	2,380,000	13,587
Hokuetsu Kishu Paper	45,800	270
Hokuhoku Financial Group	172,000	351
Hoya	107,468	4,423
Iida Group Holdings	139,400	2,588
Isetan Mitsukoshi Holdings	54,600	713
IT Holdings	53,000	1,212
Itochu	27,100	323
Iyo Bank	10,300	100
J Front Retailing	38,300	556
Japan Airlines	349,300	12,542
Japan Airport Terminal (A)	6,100	270
Japan Exchange Group	55,600	870
Japan Tobacco	542,044	19,930
Kajima	18,000	108
Kaken Pharmaceutical	15,300	1,045
Kandenko	33,000	222
Kaneka	55,000	572
Kanematsu	158,000	266
Kansai Electric Power	16,400	198
Kansai Paint	428,600	6,502
Kao	83,431	4,315
KDDI	791,300	20,702
Keihan Electric Railway	81,000	542

Description	Shares	Market Value ($ Thousands)
Keyence	22,100	$12,227
Kikkoman	23,000	804
Koito Manufacturing	239,310	9,826
Konami Holdings	36,000	862
Kose	4,700	435
Kyowa Hakko Kirin	36,000	569
Kyudenko	47,000	842
Kyushu Electric Power	3,000	33
Kyushu Financial Group*	55,200	389
Lawson	3,000	244
Mabuchi Motor	176,900	9,601
Maeda Road Construction	43,000	721
Makita	1,100	64
Marui Group	35,200	577
Mazda Motor	143,550	2,991
Medipal Holdings	52,000	893
MEIJI Holdings	19,300	1,594
Miraca Holdings	76,500	3,371
Mitsubishi Chemical Holdings	216,200	1,383
Mitsubishi Tanabe Pharma	9,100	158
Mitsubishi UFJ Financial Group	97,000	606
Mitsui Chemicals	74,000	332
Mizuho Financial Group	2,830,700	5,697
Morinaga Milk Industry	155,000	706
MS&AD Insurance Group Holdings	371,800	10,989
Murata Manufacturing	4,800	690
Nichi-iko Pharmaceutical	58,200	1,387
Nidec	22,500	1,632
Nikon (A)	724,600	9,755
Nintendo	5,600	769
Nippo	28,000	455
Nippon Paper Industries (A)	27,500	446
Nippon Signal	44,500	486
Nippon Suisan Kaisha	170,000	957
Nippon Telegraph & Telephone	116,700	4,676
Nippon Telegraph & Telephone ADR	328,689	13,062
Nissha Printing	41,900	814
Nisshin Seifun Group	23,100	378
Nitori Holdings	11,800	992
Nitto Denko	11,700	861
Nomura Real Estate Holdings	1,100	20
Nomura Research Institute	19,700	761
NTT Data	31,900	1,555
NTT DOCOMO	230,124	4,728
Obayashi	99,000	919
Oji Holdings	123,000	498
Oriental Land	10,700	650
Otsuka	7,500	368
Otsuka Holdings	128,400	4,591
Panasonic	434,800	4,447
Park24	5,700	138
Pigeon	190,488	4,666

4	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
Rakuten	4,900	$56
Relo Holdings	3,600	434
Resona Holdings	43,000	209
Rinnai	700	62
Rohm	89,600	4,521
Ryohin Keikaku	3,800	770
Saizeriya	28,900	725
Santen Pharmaceutical	303,900	5,020
SBI Holdings	113,500	1,225
Secom	1,000	68
Sekisui House	457,500	7,751
Seven & I Holdings	172,100	7,917
Shikoku Electric Power	28,100	439
Shimadzu	40,000	670
Shimamura	1,200	141
Shimano	8,300	1,276
Shimizu	60,000	491
Shin-Etsu Chemical	83,500	4,570
Shionogi	47,000	2,141
Shiseido	220,800	4,616
SMC	20,800	5,400
SoftBank Group	204,700	10,397
Sohgo Security Services	100	5
Sompo Japan Nipponkoa Holdings	9,000	296
Sony	87,200	2,160
Sony Financial Holdings	4,500	81
Sumitomo Chemical	762,000	4,410
Sumitomo Mitsui Financial Group	609,900	23,208
Sumitomo Mitsui Trust Holdings	2,283,220	8,695
Sumitomo Osaka Cement	332,000	1,217
Sundrug	68,900	4,432
Suntory Beverage & Food	3,900	171
Suruga Bank	11,700	244
Suzuken	12,300	468
Sysmex	159,700	10,345
T&D Holdings	16,200	215
Taisei	91,000	603
TDK	8,000	517
Teijin	514,000	1,764
Tochigi Bank	65,000	371
Toho Gas	63,000	407
Tohoku Electric Power	18,900	238
Tokio Marine Holdings	4,000	156
Tokyo Electric Power*	639,300	3,699
TonenGeneral Sekiyu	66,000	557
Toppan Forms	28,400	336
Toppan Printing	83,000	768
Tosoh	242,000	1,245
TOTO	19,700	697
Toyo Seikan Group Holdings	25,900	481
Toyota Boshoku	15,400	312
Toyota Industries	3,200	173

Description	Shares	Market Value ($ Thousands)
Toyota Motor	305,600	$18,894
Toyota Motor ADR (A)	78,023	9,600
Trend Micro	2,800	114
Tsuruha Holdings	135,452	11,758
Ube Industries	1,263,000	2,685
Unicharm	213,300	4,374
Wacoal Holdings	658,704	7,908
Warabeya Nichiyo	13,300	252
West Japan Railway	57,100	3,970
Yamaguchi Financial Group	86,000	1,018
Yamaha	26,200	634
Yamaha Motor	27,300	618
Yamazaki Baking	123,000	2,780
Zenkoku Hosho	13,100	433

		522,242

Jordan — 0.1%
Hikma Pharmaceuticals	51,075	1,743

Luxembourg — 0.1%
APERAM*	49,288	1,755

Malaysia — 0.0%
Malaysian Pacific Industries	50,100	109
Petronas Chemicals Group	114,400	193

		302

Malta — 0.0%
BGP Holdings*	198,683	—

Mexico — 0.3%
Arca Continental	91,033	552
Gruma, Cl B	27,044	378
Grupo Financiero Interacciones, Cl O	34,523	209
Wal-Mart de Mexico	2,449,055	6,167

		7,306

Netherlands — 5.2%
ABN AMRO Group* (B)	70,049	1,573
AerCap Holdings*	58,400	2,521
Akzo Nobel	352,991	23,647
Altice, Cl B*	1,297	19
Altice*	9,642	139
ASML Holding	189,383	16,542
BinckBank	34,364	295
Boskalis Westminster	44,415	1,796
Heineken	9,980	847
Heineken Holding	35,258	2,721
ING Groep	863,384	11,521
James Hardie Industries	69,314	876
Koninklijke Ahold	173,959	3,680
Koninklijke DSM	202,512	10,160
Koninklijke KPN	227,753	864
Koninklijke Philips	130,317	3,319
Koninklijke Philips ADR	40,364	1,027

5	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
NN Group	1,348	$48
PostNL*	946,783	3,599
Randstad Holding	75,373	4,698
Refresco Gerber* (B)	290,799	5,010
RELX	1,203,107	20,102
Royal Dutch Shell, Cl A	390,019	8,937
Royal Dutch Shell ADR, Cl B (A)	212,993	9,806
Unilever	163,457	7,057
Wolters Kluwer	310,891	10,400

		151,204

New Zealand — 0.0%
Air New Zealand	193,571	392

Norway — 1.0%
Aker Solutions	767,074	2,626
DnB	206,201	2,553
Gjensidige Forsikring	173,323	2,782
Marine Harvest	280,608	3,785
Norwegian Finans Holding*	198,972	1,119
Orkla	31,431	249
Statoil	272,000	3,809
Statoil ADR (A)	50,197	701
Storebrand, Cl A*	870,868	3,443
Telenor	524,214	8,767
Yara International	10,263	440

		30,274

Peru — 0.0%
Credicorp	6,961	677

Poland — 0.0%
Emperia Holding	4,811	83
Eurocash	42,099	517
Polski Koncern Naftowy Orlen	13,890	238

		838

Portugal — 0.3%
Altri SGPS	34,867	180
CTT Correios de Portugal	804,731	7,729
Jeronimo Martins	27,136	353

		8,262

Russia — 0.2%
Surgutneftegas ADR	8,414	39
Yandex, Cl A*	262,550	4,127

		4,166

Singapore — 0.7%
City Developments	1,319,100	7,097
ComfortDelgro	334,800	718
DBS Group Holdings	423,800	4,969
Oversea-Chinese Banking	886,400	5,480
Singapore Airlines	186,900	1,475
Singapore Exchange	67,400	365

Description	Shares	Market Value ($ Thousands)
UOL Group	15,500	$68

		20,172

South Africa — 0.3%
FirstRand	321,798	879
Investec	597,340	4,230
Liberty Holdings	35,960	266
Sappi*	78,129	329
Shoprite Holdings	257,923	2,380
Vodacom Group Pty	18,400	181

		8,265

South Korea — 2.7%
Cosmax*	71,285	11,093
Hyundai Motor	10,569	1,335
Korea Electric Power*	9,971	424
KT&G	71,428	6,349
LG Display ADR	215,154	2,246
Samsung Electronics	22,092	23,625
Shinhan Financial Group*	323,000	10,887
SK Hynix	7,965	207
SK Telecom	74,994	13,733
SK Telecom ADR (A)	467,143	9,413

		79,312

Spain — 1.4%
ACS Actividades de Construccion y Servicios	96,116	2,815
Almirall	16,041	325
Amadeus IT Holding, Cl A	35,549	1,570
Banco Bilbao Vizcaya Argentaria	381,991	2,793
CaixaBank (A)	2,077,388	7,286
Enagas	6,464	183
Ferrovial	71,623	1,617
Grifols	29,837	1,380
Grifols ADR	355,000	11,502
Iberdrola	333,522	2,368
Industria de Diseno Textil	135,870	4,642
International Consolidated Airlines Group	123,502	1,108
Red Electrica	12,403	1,034
Tecnicas Reunidas (A)	73,733	2,785
Zardoya Otis	27,881	326

		41,734

Sweden — 1.5%
Assa Abloy, Cl B	71,165	1,492
BillerudKorsnas	91,609	1,703
Boliden	149,839	2,530
Electrolux, Cl B	135,588	3,280
Hennes & Mauritz, Cl B	9,675	344
Husqvarna, Cl B	148,854	986
Industrivarden, Cl C	30,903	529
Intrum Justitia	11,105	379
Investor, Cl B	68,036	2,512

6	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
L E Lundbergforetagen, Cl B	16,420	$906
Lundin Petroleum*	14,650	213
Nordea Bank	352,758	3,891
Peab	123,524	948
Securitas, Cl B	66,750	1,024
Skandinaviska Enskilda Banken, Cl A	315,210	3,327
Svenska Cellulosa, Cl B	147,486	4,287
Swedish Match	120	4
Swedish Orphan Biovitrum*	19,077	304
Telefonaktiebolaget LM Ericsson, Cl B	419,243	4,056
Telefonaktiebolaget LM Ericsson ADR	1,087,049	10,447

		43,162

Switzerland — 8.0%
Actelion	32,756	4,551
Adecco	3,168	216
Aryzta* (A)	162,670	8,314
Baloise Holding (A)	500	64
Chocoladefabriken Lindt & Sprungli	170	2,086
Cie Financiere Richemont (A)	135,478	9,766
Clariant	325,139	6,164
Coca-Cola HBC	450,530	9,607
Dufry*	45,140	5,409
Emmi	1,144	517
Galenica (A)	1,852	2,916
Geberit (A)	3,110	1,056
Givaudan	5,331	9,690
Julius Baer Group	102,729	4,989
Kuehne & Nagel International	53	7
Lonza Group	48,950	7,961
Nestle	140,940	10,486
Novartis	371,649	31,963
Partners Group Holding (A)	15,224	5,489
Roche Holding	112,501	31,021
Schindler Holding	7,394	1,242
SGS (A)	6,324	12,077
Sika	66	238
Sonova Holding (A)	27,000	3,434
Swatch Group (A)	8,637	3,007
Swiss Life Holding (A)	18,242	4,940
Swiss Re	65,172	6,390
TE Connectivity	65,600	4,238
UBS Group	1,587,938	30,881
Wolseley	13,737	745
Zurich Insurance Group	47,048	12,125

		231,589

Taiwan — 0.6%
Chunghwa Telecom	200,000	603
Hon Hai Precision Industry	1,927,968	4,734
Taiwan Semiconductor Manufacturing ADR	543,800	12,372

Description	Shares	Market Value ($ Thousands)
United Microelectronics ADR	257,109	$483

		18,192

Turkey — 0.0%
Tupras Turkiye Petrol Rafinerileri	19,466	464
Turkiye Garanti Bankasi	72,012	176

		640

United Kingdom — 15.5%
3i Group	187,495	1,329
Admiral Group (A)	18,083	442
Aon	59,000	5,440
ARM Holdings ADR	157,205	7,112
Ashtead Group (A)	229,475	3,794
Associated British Foods (A)	95,455	4,701
AstraZeneca	66,419	4,527
Aviva	2,203,761	16,743
BAE Systems	104,058	766
Balfour Beatty (A)	1,359,129	5,410
Barclays	5,222,286	16,892
Barratt Developments	156,347	1,439
Berendsen	83,679	1,332
Berkeley Group Holdings	17,882	971
BG Group	824,000	11,955
BP	265,106	1,391
BP ADR	92,284	2,885
British American Tobacco	319,497	17,785
British Land‡	154,795	1,794
BT Group, Cl A	26,904	187
Bunzl (A)	279,792	7,760
Capita	13,653	243
Carnival	366,178	20,843
Compass Group	544,379	9,434
Computacenter	8,362	104
Diageo	333,220	9,132
Dialog Semiconductor* (A)	25,764	868
Direct Line Insurance Group	216,619	1,303
Dixons Carphone (A)	115,284	850
DS Smith	1,953,000	11,408
Genus	21,832	500
GlaxoSmithKline	907,658	18,382
Glencore (A)	2,044,613	2,731
Greggs	21,949	426
Hammerson‡	75,337	666
Hargreaves Lansdown (A)	41,481	921
Home Retail Group (A)	3,781,672	5,552
Howden Joinery Group	607,400	4,713
HSBC Holdings	2,964,179	23,528
ICAP (A)	76,896	578
Imperial Tobacco Group	36,838	1,949
Inchcape	57,618	667
Indivior	114,855	318
Inmarsat	70,208	1,178

7	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
InterContinental Hotels Group	3,581	$140
International Consolidated Airlines Group (A)	718,589	6,460
ITV	3,336,156	13,608
JD Sports Fashion	13,514	207
John Wood Group	60,945	552
Land Securities Group‡	97,076	1,687
Legal & General Group	1,175,525	4,643
Lloyds Banking Group	27,262,904	29,452
London Stock Exchange Group	50,028	2,023
Michael Page International	699,531	4,992
Mitie Group (A)	716,645	3,285
Mondi	227,149	4,470
National Grid	56,150	777
Next	21,277	2,287
Persimmon	75,671	2,261
Petrofac (A)	9,816	115
Premier Oil	253,724	182
Prudential (A)	248,455	5,613
QinetiQ Group	234,596	936
Rank Group	28,837	121
Reckitt Benckiser Group	110,910	10,278
Regus	177,425	872
RELX (A)	491,946	8,688
Rentokil Initial	5,213,592	12,220
Rightmove	11,198	682
Royal Bank of Scotland Group*	2,327,281	10,369
SABMiller	61,135	3,679
Sage Group (A)	44,187	393
Savills	24,794	323
Schroders (A)	100,662	4,415
Segro‡	116,190	736
Shire	42,437	2,934
Sky (A)	31,798	521
Spectris (A)	129,756	3,463
SSE (A)	722,156	16,249
St. James’s Place (A)	281,576	4,187
St. Modwen Properties	46,553	285
TalkTalk Telecom Group (A)	1,203,585	3,860
Taylor Wimpey	501,571	1,495
Tesco (A)	3,070,292	6,765
Travis Perkins	163,244	4,747
United Utilities Group	55,023	760
Vodafone Group	6,565,920	21,397
Whitbread	13,815	897
Worldpay Group* (B)	418,300	1,895
WPP	575,087	13,271

		450,141

Description	Shares	Market Value ($ Thousands)
United States — 3.6%

Consumer Discretionary — 0.2%
Dave & Buster’s Entertainment*	116,515	$4,864

Energy — 0.3%
Core Laboratories (A)	68,505	7,449

Financials — 0.9%
ACE	85,960	10,044
Axis Capital Holdings	193,443	10,875
Lazard, Cl A	128,915	5,803

		26,722

Health Care — 1.0%
Gilead Sciences	83,416	8,441
ICON*	164,512	12,783
Perrigo	42,920	6,210
Taro Pharmaceutical Industries*	10,047	1,553

		28,987

Industrials — 0.6%
ManpowerGroup	74,667	6,294
Nielsen Holdings	113,000	5,266
Sensata Technologies Holding*	160,780	7,405

		18,965

Information Technology — 0.6%
Atlassian, Cl A* (A)	14,200	427
Cognizant Technology Solutions, Cl A*	194,111	11,650
Flextronics International*	512,911	5,750
Luxoft Holding, Cl A *	7,464	576

		18,403

		105,390

Total Common Stock
(Cost $2,599,955) ($ Thousands)		2,609,109

PREFERRED STOCK — 1.2%

Germany — 0.8%
Draegerwerk	2,624	196
Fuchs Petrolub	7,052	335
Henkel	44,135	4,945
Volkswagen	117,679	17,044

		22,520

South Korea — 0.4%
Hyundai Motor	64,682	5,661
Samsung Electronics	7,654	7,078

		12,739

Total Preferred Stock
(Cost $41,681) ($ Thousands)		35,259

8	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 8.1%
SEI Liquidity Fund, L.P.
0.260%**† (C)	234,602,720	$234,603

Total Affiliated Partnership
(Cost $234,603) ($ Thousands)		234,603

CASH EQUIVALENT — 6.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.230%**†	173,593,712	173,594

Total Cash Equivalent
(Cost $173,594) ($ Thousands)		173,594

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
0.115%, 03/03/16 (D)(E)	$700	700
0.087%, 02/04/16 (D)(E)	12,103	12,102

Total U.S. Treasury Obligations
(Cost $12,802) ($ Thousands)		12,802

Total Investments — 105.5%
(Cost $3,062,635) ($ Thousands) @		$3,065,367

A list of the open futures contracts held by the Fund at December 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	1,920	Mar-2016	$1,000
FTSE 100 Index	524	Mar-2016	1,810

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Hang Seng Index	55	Jan-2016	$(84)
SPI 200 Index	157	Mar-2016	949
Topix Index	368	Mar-2016	(648)

			$3,027

For the period ended December 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,906,446 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at December 31, 2015. The total market value of securities on loan at December 31, 2015 was $222,458 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2015 was $234,603 ($Thousands).

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported is the effective yield at time of purchase.

@ At December 31, 2015, the tax basis cost of the Fund’s investments was $3,062,635 ($ Thousands), and the unrealized appreciation and depreciation were $228,024 ($ Thousands) and ($225,292) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and the London Stock Exchange

L.P. — Limited Partnership

SPI — Share Price Index

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value at 9/30/2015	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2015	Dividend Income
SEI Liquidity Fund, L.P.	$233,929	$244,562	$(243,888)	$—	$—	$234,603	$246
SEI Daily Income Trust, Prime Obligation Fund, Cl A	91,924	101,686	(20,016)	—	—	173,594	28

Totals	$325,853	$346,248	$(263,904)	$—	$—	$408,197	$274

9	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Concluded)

December 31, 2015

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,609,109	$—	$—	$2,609,109
Preferred Stock	35,259	—	—	35,259
Affiliated Partnership	—	234,603	—	234,603
Cash Equivalent	173,594	—	—	173,594
U.S. Treasury Obligations	—	12,802	—	12,802

Total Investments in Securities	$2,817,962	$247,405	$—	$3,065,367

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$3,759	$—	$—	$3,759
Unrealized Depreciation	(732)	—	—	(732)

Total Other Financial Instruments	$3,027	$—	$—	$3,027

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 91.9%

Argentina — 0.4%
Arcos Dorados Holdings, Cl A	320,900	$998
Banco Macro ADR*	12,696	738
Grupo Financiero Galicia ADR	40,895	1,107
Pampa Energia ADR*	12,162	250
YPF ADR	158,158	2,486

		5,579

Austria - 0.2%
Erste Group Bank	105,518	3,325

Brazil - 5.0%
Ambev	518,200	2,338
Ambev ADR	885,586	3,950
B2W Cia Digital*	674,353	2,596
Banco Bradesco ADR	510,049	2,453
Banco do Brasil	685,480	2,554
Banco Santander Brasil ADR (A)	508,215	1,977
BB Seguridade Participacoes	1,060,652	6,523
Braskem ADR	166,410	2,253
BRF	18,600	261
BRF ADR (A)	21,274	294
CETIP - Mercados Organizados	53,900	511
Cielo	242,980	2,063
Cosan Industria e Comercio	216,800	1,381
Cyrela Brazil Realty Empreendimentos e Participacoes	406,800	771
EDP - Energias do Brasil	115,900	353
Embraer	135,700	1,036
Embraer ADR	89,300	2,638
Estacio Participacoes	805,300	2,840
FPC Par Corretora de Seguros	420,600	1,029
Gerdau ADR	1,930,390	2,317
Gol Linhas Aereas Inteligentes ADR	517,245	296
Hypermarcas*	846,460	4,645
JBS	475,700	1,485
Klabin	168,600	999
Lojas Americanas	93,500	295
Lojas Renner	632,100	2,732
Mahle-Metal Leve	41,600	260
MRV Engenharia e Participacoes	573,300	1,258
Multiplus	38,400	362
Petroleo Brasileiro ADR*	1,379,861	5,933
Raia Drogasil	66,900	600
Rumo Logistica Operadora Multimodal*	116,111	183
Santos Brasil Participacoes	73,020	233
Telefonica Brasil ADR (A)	382,717	3,456
Tim Participacoes ADR	377,700	3,203
Ultrapar Participacoes	57,800	883
Vale ADR, Cl B	224,145	737
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao	225,500	2,422

Description	Shares	Market Value ($ Thousands)
WEG	65,100	$246

		70,366

Canada — 0.4%
First Quantum Minerals	698,257	2,604
Parex Resources*	141,124	1,032
SEMAFO*	528,874	1,336

		4,972

Chile — 0.9%
Banco de Chile	14,205,011	1,447
Banco de Credito e Inversiones	3,356	127
Banco Santander Chile	23,472,732	1,053
Cia Cervecerias Unidas ADR (A)	113,291	2,454
Embotelladora Andina ADR, Cl B	8,038	140
Empresas CMPC	565,410	1,220
Empresas COPEC	51,738	444
Enersis ADR (A)	43,637	530
SACI Falabella	483,870	3,084
Sociedad Quimica y Minera de Chile ADR	101,000	1,920

		12,419

China — 18.0%
58.com ADR* (A)	16,335	1,077
AAC Technologies Holdings (A)	812,280	5,293
Agricultural Bank of China	17,591,932	7,173
Alibaba Group Holding ADR* (A)	98,922	8,039
Anhui Conch Cement	2,343,700	6,269
ANTA Sports Products	1,485,000	4,076
Baidu ADR*	134,423	25,411
Bank of China	14,266,105	6,349
Beijing Capital International Airport	1,344,000	1,446
Changyou.com ADR*	139,600	3,465
China Communications Services	2,566,000	962
China Construction Bank	22,323,993	15,234
China Lesso Group Holdings	391,000	273
China Life Insurance	935,000	3,010
China Merchants Bank	944,576	2,218
China Petroleum & Chemical	10,989,839	6,640
China Petroleum & Chemical ADR	8,400	504
China Resources Beer Holdings	610,000	1,306
China Shenhua Energy	840,500	1,313
China Telecom	3,634,000	1,701
China Vanke (A)	2,329,524	6,860
Chongqing Rural Commercial Bank	2,726,612	1,645
CITIC Securities	1,628,900	3,792
Cogobuy Group*(A)(B)	632,000	847
Country Garden Holdings	5,355,000	2,195
Ctrip.com International ADR*	56,400	2,613
Datang International Power Generation	4,282,000	1,297
Dongfeng Motor Group	1,504,000	2,006
Evergrande Real Estate Group (A)	4,294,000	3,764
Guangzhou R&F Properties (A)	2,910,400	3,582

1	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
Huaneng Power International	3,860,000	$3,316
Industrial & Commercial Bank of China	33,045,768	19,847
JD.com ADR*	64,701	2,088
Jiangsu Expressway	2,730,000	3,677
Jiangxi Copper	1,219,000	1,438
KWG Property Holding	2,295,370	1,698
NetEase ADR	6,414	1,162
New Oriental Education & Technology Group ADR	98,629	3,094
Peak Sport Products	500,000	140
PetroChina	250,000	164
PetroChina ADR	60,337	3,957
PICC Property & Casualty	2,933,800	5,824
Ping An Insurance Group of China	1,843,000	10,179
Qunar Cayman Islands ADR*(A)	36,000	1,899
Shanghai Electric Group	180,000	95
SINA*	66,700	3,295
Sinopec Engineering Group	2,085,000	1,776
Sinopharm Group	283,200	1,136
Sinotrans	1,528,000	818
Sohu.com*	148,809	8,510
Tencent Holdings	1,458,135	28,692
Tingyi Cayman Islands Holding	1,432,000	2,049
TravelSky Technology	1,381,000	2,265
Uni-President China Holdings (A)	5,375,400	4,151
Vipshop Holdings ADR*	155,866	2,380
Want Want China Holdings (A)	1,075,000	800
Weibo ADR*	42,200	823
Zhejiang Expressway	1,522,000	1,827
Zhuzhou CSR Times Electric	579,975	3,349
ZTE	374,574	852

		251,661

Colombia — 0.3%
Bancolombia ADR, Cl R (A)	79,713	2,132
Cementos Argos	154,119	472
Cemex Latam Holdings*	352,135	1,143
Interconexion Electrica ESP	160,342	373

		4,120

Czech Republic — 0.4%
CEZ (A)	112,144	2,003
Komercni Banka	21,494	4,276

		6,279

Egypt — 0.0%
Commercial International Bank Egypt GDR	168,485	729

Greece — 0.4%
Alpha Bank AE*	476,611	1,289
Eurobank Ergasias*	1,129,342	1,276
FF Group	57,521	1,085
National Bank of Greece*	3,906,803	1,456

		5,106

Description	Shares	Market Value ($ Thousands)
Hong Kong — 9.1%
AIA Group	562,300	$3,380
Beijing Enterprises Holdings	546,400	3,305
Brilliance China Automotive Holdings	2,200,990	2,763
CAR* (A)	857,000	1,419
Chaoda Modern Agriculture	2,056,181	65
China Conch Venture Holdings	352,500	730
China Everbright	862,000	1,974
China Everbright Bank	2,304,000	1,121
China Everbright International	4,032,500	5,163
China High Precision Automation Group (C)	1,385,624	222
China Medical System Holdings	3,832,200	5,641
China Mengniu Dairy	2,828,230	4,613
China Minsheng Banking	1,171,500	1,157
China Mobile	2,005,841	22,520
China Mobile ADR	118,140	6,655
China Overseas Land & Investment	577,900	2,016
China Power International Development	3,699,000	2,133
China Resources Power Holdings	580,000	1,122
China State Construction International Holdings	5,249,984	9,114
China Taiping Insurance Holdings*	1,174,582	3,617
CNOOC	6,944,707	7,251
Far East Horizon	863,000	804
Fuyao Glass Industry Group* (A)(B)	748,667	1,804
Galaxy Entertainment Group	1,063,000	3,338
Geely Automobile Holdings	6,076,700	3,233
GOME Electrical Appliances Holding	3,021,042	501
Haier Electronics Group	2,264,000	4,601
Hengan International Group	15,500	147
Hua Hong Semiconductor* (A)(B)	2,161,900	2,104
Huadian Fuxin Energy	2,907,385	830
Lee & Man Paper Manufacturing	2,946,000	1,644
Lenovo Group	2,072,000	2,097
Melco Crown Entertainment ADR (A)	55,000	924
PAX Global Technology	1,192,999	1,225
Shanghai Fosun Pharmaceutical Group (A)	418,000	1,212
Shanghai Industrial Holdings	607,000	1,585
Shimao Property Holdings	614,000	1,087
Sino Biopharmaceutical	337,000	305
Skyworth Digital Holdings	2,290,000	1,492
SMI Holdings Group	3,276,000	387
Sunny Optical Technology Group (A)	3,024,207	6,949
Techtronic Industries	853,500	3,482
Xinyi Solar Holdings	4,056,000	1,655

		127,387

Hungary — 0.5%
MOL Hungarian Oil & Gas	21,474	1,055
OTP Bank (A)	104,973	2,162
Richter Gedeon Nyrt	189,724	3,565

		6,782

2	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
India — 8.7%
Adani Ports & Special Economic Zone	332,458	$1,312
Aurobindo Pharma	530,575	7,038
Axis Bank	406,548	2,759
Bajaj Auto	33,303	1,276
Bharat Petroleum	139,711	1,887
Cairn India	1,674,927	3,505
Ceat	102,837	1,633
Coal India	482,275	2,408
Cummins India	368,850	5,754
Dabur India	1,010,452	4,238
Dewan Housing Finance	753,200	2,681
Dish TV India*	687,934	1,057
Divi’s Laboratories	51,947	908
Glenmark Pharmaceuticals	348,917	4,867
HCL Technologies	83,355	1,077
HDFC Bank ADR	95,745	5,898
Hero MotoCorp	74,740	3,049
Hindustan Petroleum	131,101	1,666
Hindustan Unilever	153,789	2,006
Hindustan Zinc	144,735	320
Housing Development Finance	58,601	1,119
ICICI Bank ADR	826,920	6,475
Idea Cellular	491,949	1,068
IFCI	737,425	307
Indian Oil	165,268	1,072
IndusInd Bank	47,200	691
Infosys	339,337	5,682
Infosys ADR (A)	71,522	1,198
InterGlobe Aviation* (B)	56,412	1,053
ITC	77,918	386
Larsen & Toubro	67,145	1,292
NHPC	423,760	135
NTPC	385,881	853
Power Finance	670,399	2,047
Power Grid Corp of India	1,526,119	3,260
Prestige Estates Projects	687,615	2,017
Reliance Capital	226,221	1,497
Reliance Industries	278,485	4,265
Reliance Industries GDR (B)	451,203	13,798
Rural Electrification	513,636	1,762
SH Kelkar* (B)	412,379	1,580
Shriram Transport Finance	109,012	1,420
SKS Microfinance*	275,744	2,086
Sun TV Network	217,635	1,404
Syndicate Bank	396,022	526
Tata Consultancy Services	73,337	2,702
Tata Motors, Cl A	465,405	2,036
Tech Mahindra	72,667	575
Wipro	149,656	1,265
Wipro ADR (A)	133,045	1,535
WNS Holdings ADR*	11,629	363

Description	Shares	Market Value ($ Thousands)
Zee Entertainment Enterprises	269,226	$1,778

		122,586

Indonesia — 2.1%
AKR Corporindo	5,388,000	2,789
Astra International	1,853,100	804
Bank Pembangunan Daerah Jawa Barat Dan Banten	4,107,500	223
Bank Rakyat Indonesia Persero	6,168,195	5,107
Gudang Garam	564,800	2,240
Indofood CBP Sukses Makmur	325,600	317
Kalbe Farma	11,549,500	1,100
Link Net*	4,212,400	1,222
Matahari Department Store	1,396,500	1,777
Pakuwon Jati	9,645,000	345
Perusahaan Gas Negara Persero	3,618,000	717
Semen Indonesia Persero	3,063,900	2,525
Sumber Alfaria Trijaya	42,526,700	1,780
Tambang Batubara Bukit Asam	1,571,300	516
Telekomunikasi Indonesia Persero	28,799,580	6,472
United Tractors	1,437,281	1,772

		29,706

Jordan — 0.3%
Hikma Pharmaceuticals	109,799	3,747

Malaysia — 0.6%
AirAsia	2,335,900	701
AMMB Holdings	704,600	743
Astro Malaysia Holdings	1,831,800	1,177
British American Tobacco Malaysia	53,251	695
Inari Amertron	925,100	987
Malayan Banking	900,300	1,759
Petronas Chemicals Group	480,500	810
Sunway	274,900	197
Top Glove	203,600	645
UEM Sunrise	3,433,195	896

		8,610

Mexico — 5.3%
Alfa, Cl A (A)	146,500	289
Alsea	316,400	1,096
America Movil, Ser L	3,164,174	2,220
America Movil ADR, Ser L, Cl L (A)	164,675	2,315
Arca Continental	391,300	2,372
Cemex ADR* (A)	1,153,164	6,423
Coca-Cola Femsa ADR (A)	11,555	818
Controladora Comercial Mexicana	214,300	587
El Puerto de Liverpool	52,200	635
Fomento Economico Mexicano	167,300	1,566
Fomento Economico Mexicano ADR (A)	72,194	6,667
Gentera (A)	765,900	1,479
Gruma, Cl B	70,532	987
Grupo Aeroportuario del Pacifico, Cl B	94,000	828

3	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
Grupo Financiero Banorte, Cl O	2,805,923	$15,432
Grupo Financiero Santander Mexico ADR	218,078	1,891
Grupo GICSA*	2,162,500	2,025
Grupo Mexico, Ser B	1,206,400	2,570
Grupo Televisa	55,000	300
Grupo Televisa ADR	273,064	7,430
Industrias Bachoco ADR (A)	4,165	205
Infraestructura Energetica Nova	520,400	2,180
Inmobiliaria Vesta	1,887,600	2,869
Kimberly-Clark de Mexico, Cl A	106,100	248
Megacable Holdings	68,800	256
Nemak	1,327,309	1,795
Telesites*	158,209	103
Unifin Financiera*	725,700	2,238
Wal-Mart de Mexico	2,563,936	6,456

		74,280

Pakistan — 0.1%
United Bank	990,000	1,465

Peru — 0.7%
Credicorp	101,043	9,834

Philippines — 1.3%
Ayala	205,710	3,302
BDO Unibank	1,235,083	2,750
Cebu Air	201,950	354
International Container Terminal Services	1,398,054	2,084
Philippine Long Distance Telephone	29,470	1,286
SM Investments	81,320	1,490
SM Prime Holdings	4,475,400	2,060
Universal Robina	1,111,760	4,402
Vista Land & Lifescapes	2,371,200	260

		17,988

Poland — 0.6%
Asseco Poland	32,702	470
Eurocash	198,477	2,435
KGHM Polska Miedz	121,890	1,964
PGE Polska Grupa Energetyczna	310,307	1,005
Polish Oil & Gas	457,542	592
Powszechna Kasa Oszczednosci Bank Polski (A)	189,796	1,312
Tauron Polska Energia (A)	857,976	627

		8,405

Portugal — 0.1%
Jeronimo Martins (A)	117,851	1,532

Qatar — 0.2%
Barwa Real Estate	161,740	1,776
United Development	64,728	369

		2,145

Description	Shares	Market Value ($ Thousands)

Romania — 0.1%
Banca Transilvania*	1,798,165	$1,050

Russia — 4.4%
Etalon Group GDR	56,800	102
Gazprom ADR	1,422,015	5,228
Lukoil ADR (A)	161,816	5,255
Magnit GDR (A)	158,268	6,373
MegaFon GDR	165,781	1,939
MMC Norilsk Nickel ADR	27,745	352
Mobile TeleSystems ADR	209,266	1,293
NovaTek GDR	28,390	2,327
Novolipetsk Steel GDR	129,417	1,100
QIWI ADR	92,800	1,666
Rosneft GDR	679,927	2,368
Sberbank of Russia ADR (A)	2,636,573	15,274
Severstal GDR	241,161	2,015
Sistema GDR	55,343	326
Surgutneftegas ADR	224,162	1,027
Tatneft PAO ADR (A)	65,372	1,722
TMK GDR	222,787	712
X5 Retail Group GDR*	301,033	5,692
Yandex, Cl A*	432,580	6,800

		61,571

Singapore — 0.1%
Asian Pay Television Trust	3,922,100	1,769

South Africa — 4.3%
Alexander Forbes Group Holdings (A)	4,512,654	1,724
AngloGold Ashanti ADR*	58,100	413
Aspen Pharmacare Holdings	104,418	2,085
AVI	96,691	483
Barclays Africa Group	157,710	1,457
Barloworld	73,229	293
Bidvest Group	272,184	5,765
Clicks Group	55,416	318
DataTec	74,779	249
FirstRand	1,489,886	4,069
Foschini Group	98,005	770
Gold Fields	654,479	1,787
Impala Platinum Holdings	222,399	358
Imperial Holdings	103,074	793
Investec (A)	455,489	3,214
Liberty Holdings	155,829	1,155
Life Healthcare Group Holdings	1,232,121	2,779
MMI Holdings	882,813	1,251
Mondi	140,552	2,784
Mr Price Group	176,700	2,281
MTN Group	237,034	2,028
Murray & Roberts Holdings	336,265	173
Naspers, Cl N	44,964	6,169
Netcare	461,874	1,010

4	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
Old Mutual	330,665	$884
Peregrine Holdings	27,213	52
Petra Diamonds	760,904	985
Redefine Properties ‡	1,334,607	834
RMB Holdings	409,060	1,468
Sappi*	180,100	758
Sasol	124,282	3,377
SPAR Group	119,780	1,425
Standard Bank Group	509,475	3,720
Telkom	107,522	446
Tongaat Hulett	19,087	115
Truworths International	108,374	638
Tsogo Sun Holdings	529,801	827
Vodacom Group	183,132	1,799
Vukile Property Fund ‡	36,998	40
Wilson Bayly Holmes-Ovcon	19,986	146

		60,922

South Korea — 13.2%
Amorepacific*	1,155	406
BGF retail*	25,972	3,799
CJ CGV* (A)	25,435	2,710
Coway*	116,884	8,362
Daewoo International (A)	125,210	1,731
DGB Financial Group*	48,626	415
Dongbu Insurance*	72,483	4,340
GS Retail*	41,886	1,913
Hanil Cement*	1,745	157
Hankook Tire*	45,871	1,834
Hanon Systems* (A)	32,069	1,414
Hansae*	43,167	1,941
Hansol Technics*	47,286	1,143
Hanwha Life Insurance* (A)	183,588	1,157
Hanwha Techwin* (A)	48,499	1,457
Hite Jinro* (A)	28,341	564
Hotel Shilla* (A)	12,744	835
Hyosung*	19,527	1,935
Hyundai Development*	113,517	3,721
Hyundai Marine & Fire Insurance*	115,332	3,537
Hyundai Motor	43,475	5,491
Kangwon Land*	112,391	3,677
KB Financial Group ADR	115,597	3,222
KCC	10,381	3,666
Kia Motors	86,641	3,869
Korea Aerospace Industries*	23,799	1,578
KT ADR	145,000	1,727
KT Skylife*	11,707	172
KT&G	55,208	4,907
LG*	70,243	4,222
LG Chem	17,172	4,756
LG Display ADR	134,540	1,405
LG Household & Health Care	222	197

Description	Shares	Market Value ($ Thousands)
LG Uplus	188,781	$1,670
Lotte Chemical*	10,195	2,099
Lotte Chilsung Beverage* (A)	2,083	3,940
Lotte Confectionery*	2,421	4,706
Mando*	8,144	1,149
NAVER	15,998	8,953
NCSoft	34,299	6,201
S-1, Cl 1	12,131	1,030
Samlip General Foods*	4,181	981
Samsung Electronics	41,990	44,904
Samsung Life Insurance	33,153	3,101
Seah Besteel*	12,579	294
SFA Engineering* (A)	68,113	2,854
Shinhan Financial Group*	61,042	2,057
SK Hynix	92,085	2,388
SK Telecom	7,303	1,337
SK Telecom ADR	430,520	8,675
Tongyang Life Insurance*	57,460	568
Vieworks*(A)	45,697	1,721
Woori Bank	171,561	1,290
Yuhan*	10,947	2,535

		184,713

Taiwan — 9.7%
Advanced Semiconductor Engineering	4,016,000	4,633
Asustek Computer	465,000	3,846
Catcher Technology	237,000	1,987
Cathay Financial Holding	2,624,987	3,690
Chailease Holding	319,404	551
Cheng Shin Rubber Industry	395,000	639
Chicony Electronics	602,075	1,319
China Steel Chemical	359,800	1,166
Compal Electronics	2,920,000	1,639
CTBC Financial Holding	846,088	434
CTCI	205,000	223
Eclat Textile	140,967	1,948
Elite Advanced Laser	232,400	911
eMemory Technology	248,800	2,803
Farglory Land Development	297,043	310
Foxconn Technology	857,000	1,812
Fubon Financial Holding	1,625,000	2,216
Gigasolar Materials	76,000	1,673
Hermes Microvision	100,400	3,653
Highwealth Construction	633,100	730
Hiwin Technologies	185,630	729
Hon Hai Precision Industry	4,734,367	11,625
Hota Industrial Manufacturing	995,884	3,667
Hu Lane Associate	436,600	1,754
Kenda Rubber Industrial	224,702	331
Kingpak Technology*	111,500	621
King’s Town Bank	557,000	396
Largan Precision	56,657	3,909

5	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
Lite-On Technology	1,259,296	$1,217
Makalot Industrial	157,094	1,113
MediaTek	909,100	6,899
Mega Financial Holding	786,000	508
Merida Industry	186,000	1,001
Mitac Holdings	2,271,000	1,716
Pegatron	1,745,000	3,808
Pou Chen	1,221,000	1,598
Powertech Technology	1,192,000	2,363
Radiant Opto-Electronics	1,459,050	3,333
Realtek Semiconductor	380,173	912
Ruentex Industries	760,000	1,420
Sercomm	635,411	1,678
Silicon Motion Technology ADR	55,500	1,740
Simplo Technology	356,000	1,138
Taiwan Semiconductor Manufacturing	6,415,790	27,818
Taiwan Semiconductor Manufacturing ADR	419,091	9,534
Teco Electric and Machinery	951,000	761
Transcend Information	239,000	622
Tung Thih Electronic	246,000	2,397
Uni-President Enterprises	114,000	191
United Microelectronics	3,058,000	1,125
Vanguard International Semiconductor	626,000	816
WPG Holdings	1,883,000	1,798
Yuanta Financial Holding	5,018,677	1,854

		136,575

Thailand — 1.5%
AP Thailand	2,502,800	370
Bangkok Bank Foreign (A)	654,100	2,793
Bangkok Dusit Medical Services, Cl F	964,400	596
Bangkok Dusit Medical Services	2,282,000	1,409
Banpu (A)	2,578,600	1,143
Central Pattana	788,800	1,026
CP ALL	1,637,000	1,781
CP Seven Eleven PCL (A)	48,300	53
Delta Electronics Thailand	388,300	823
Hana Microelectronics	292,900	291
Kasikornbank NVDR	277,391	1,152
Krung Thai Bank NVDR (A)	1,633,900	755
Minor International	1,489,800	1,493
PTT	269,550	1,819
PTT Exploration & Production	304,900	485
PTT Global Chemical (A)	1,594,000	2,200
Ratchaburi Electricity Generating Holding (A)	211,200	277
Sino-Thai Engineering & Construction	1,580,500	1,094
Thanachart Capital	789,200	800
Tisco Financial Group	276,600	325

		20,685

Turkey — 2.1%
Akbank	1,099,975	2,519

Description	Shares	Market Value ($ Thousands)
Anadolu Efes Biracilik Ve Malt Sanayii (A)	331,811	$2,145
Arcelik	103,426	496
Aselsan Elektronik Sanayi Ve Ticaret (A)	390,021	2,257
Brisa Bridgestone Sabanci Sanayi ve Ticaret (A)	31,208	85
Coca-Cola Icecek	100,931	1,285
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	3,087,408	2,752
Eregli Demir ve Celik Fabrikalari	1,104,418	1,151
Ford Otomotiv Sanayi	86,607	897
KOC Holding	336,154	1,258
Koza Altin Isletmeleri (A)	23,343	98
TAV Havalimanlari Holding	140,888	878
Tofas Turk Otomobil Fabrikasi	139,762	907
Tupras Turkiye Petrol Rafinerileri	84,912	2,026
Turk Hava Yollari*	491,498	1,246
Turkcell Iletisim Hizmetleri ADR	120,935	1,027
Turkiye Garanti Bankasi	1,489,077	3,635
Turkiye Halk Bankasi (A)	318,855	1,135
Turkiye Is Bankasi, Cl C	255,036	402
Turkiye Sise ve Cam Fabrikalari	—	—
Turkiye Vakiflar Bankasi Tao, Cl D	168,945	222
Ulker Biskuvi Sanayi	457,214	2,757

		29,178

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank	560,791	1,006
Air Arabia	2,133,787	794
Emaar Properties	2,755,681	4,263
Union National Bank	145,237	185

		6,248

United Kingdom — 0.3%
Anglo American ADR*	80,640	176
SABMiller	78,020	4,713

		4,889

United States — 0.2%

Consumer Staples — 0.1%
PriceSmart	12,065	1,001

Materials — 0.1%
Freeport-McMoRan (A)	168,690	1,142

		2,143

Total Common Stock (Cost $1,500,194) ($ Thousands)		1,288,766

6	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

December 31, 2015

Description	Number of Participation Notes	Market Value ($ Thousands)
PARTICIPATION NOTES — 2.5%

China — 0.6%
China Vanke, Expires 06/29/2020*	574	$2,159
Hangzhou Hikvision, Expires 09/12/2018*	255	1,350
Hangzhou Hikvision Digital Technology, Expires 06/29/2020*	444	2,352
Huangshan Tour, Expires 11/06/2020*	261	942
Inner Mongolia, Expires 12/12/2016*	568	1,419

		8,222

India — 1.2%
Axis Bank, Expires 06/13/2018*	432	2,919
Dr Reddy’s Laboratories, Expires 11/02/2018*	21	980
IRB Infrastructure Developers, Expires 06/25/2020*	909	3,334
State Bank of India, Expires 05/31/2018*	707	2,390
Tata Motors, Expires 06/25/2020*	670	3,944
UPL, Expires 03/18/2019*	250	1,650
Zee Entertainment Enterprises, Expires 09/03/2019*	266	1,749

		16,966

Saudi Arabia — 0.2%
Al Tayyar, Expires 03/05/2018*	44	832
Al Tayyar Travel Group, Expires 03/05/2018*	13	246
Bupa Arabia, Expires 04/05/2017*	17	506
Fawaz Abdulaziz Al Hokair, Expires 03/02/2017*	94	1,762

		3,346

Switzerland — 0.4%
CITIC Securities, Expires 10/22/2019*	647	1,930
Qingdao Haier, Expires 10/22/2019*	2,002	3,065

		4,995

United Kingdom — 0.0%
Mouswat Medical, Expires 03/05/2018*	17	535

Vietnam — 0.1%
Hoa Phat Group, Expires 07/24/2018*	489	629

Total Participation Notes (Cost $39,934) ($ Thousands)		34,693

	Shares
EXCHANGE TRADED FUND — 2.3%

United States — 2.3%
iShares MSCI Emerging Markets ETF (A)	1,027,372	33,071

		33,071

Total Exchange Traded Fund (Cost $35,138) ($ Thousands)		33,071

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 1.1%

Brazil — 0.8%
Banco Bradesco	192,800	$940
Braskem	94,500	660
Cia Brasileira de Distribuicao	19,400	205
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (A)	125,000	1,315
Cia Energetica de Sao Paulo, Cl B	103,700	351
Cia Paranaense de Energia	85,900	528
Itau Unibanco Holding	600,006	3,993
Itau Unibanco Holding ADR (A)	487,304	3,172
Itausa - Investimentos Itau	44,977	78
Petroleo Brasileiro ADR, Cl A*	244,300	831

		12,073

Colombia — 0.1%
Bancolombia	134,885	918

South Korea — 0.2%
Samsung Electronics	2,503	2,314

Total Preferred Stock (Cost $28,562) ($ Thousands)		15,305

	Number of Rights
RIGHTS — 0.0%

Brazil — 0.0%
Banco Bradesco, Expires 05/02/2016*	6	—
Rumo Logistica Operadora Multimodal, Expires 02/01/2016*	42	2

Total Rights (Cost $—) ($ Thousands)		2

	Face Amount(1) (Thousands)

DEBENTURE BOND — 0.0%

Brazil — 0.0%
Vale, Ser 1997
0.000%, 09/30/49 (D)	BRL 8	—

Total Debenture Bond (Cost $—) ($ Thousands)		—

	Shares
AFFILIATED PARTNERSHIP — 6.9%
SEI Liquidity Fund, L.P.
0.260%** † (E)	96,825,814	96,826

Total Affiliated Partnership (Cost $96,826) ($ Thousands)		96,826

7	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Concluded)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.230%**†	7,749,453	$7,749

Total Cash Equivalent (Cost $7,749) ($ Thousands)		7,749

Total Investments — 105.3% (Cost $1,708,403) ($ Thousands) @		$1,476,412

Percentages are based on a Net Assets of $1,401,570 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.
(1)	In U.S. dollars unless otherwise indicated.

(A)	This security or a partial position of this security is on loan at December 31, 2015. The total market value of securities on loan at December 31, 2015 was $91,729 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2015 was $222 ($ Thousands) and represented 0.0% of Net Assets.

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2015.

(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2015 was $96,826 ($Thousands).

@ At December 31, 2015, the tax basis cost of the Fund’s investments was $1,708,403 ($ Thousands), and the unrealized appreciation and depreciation were $75,819 ($ Thousands) and ($307,810) ($ Thousands), respectively.

ADR — American Depositary Receipt

BRL — Brazilian Real

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

Ser — Series

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value at 9/30/2015	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2015	Dividend Income
SEI Liquidity Fund, L.P.	$135,645	$108,425	$(147,244)	$—	$—	$96,826	$262
SEI Daily Income Trust, Prime Obligation Fund, Cl A	12,203	88,864	(93,318)	—	—	7,749	2

Totals	$147,848	$197,289	$(240,562)	$—	$—	$104,575	$264

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,288,544	$—	$222	$1,288,766
Participation Notes	—	34,693	—	34,693
Exchange Traded Fund	33,071	—	—	33,071
Preferred Stock	15,305	—	—	15,305
Rights	2	—	—	2
Debenture Bond	—	—	—	—
Affiliated Partnership	—	96,826	—	96,826
Cash Equivalent	7,749	—	—	7,749

Total Investments in Securities	$1,344,671	$131,519	$222	$1,476,412

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended December 31, 2015, there were no transfers into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

December 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS — 93.9%

Australia — 2.9%
Aurizon Network MTN
2.000%, 09/18/24	EUR	300	$313
Australia & New Zealand Banking Group MTN
3.625%, 07/18/22	EUR	300	385
Commonwealth Bank of Australia MTN
1.375%, 01/22/19	EUR	560	629
Government of Australia
4.500%, 04/21/33		285	240
3.750%, 04/21/37		845	643
3.250%, 04/21/25		3,440	2,589
2.750%, 04/21/24		1,785	1,298
Government of Australia, Ser 122
5.250%, 03/15/19		2,400	1,918
Government of Australia, Ser 124
5.750%, 05/15/21		5,300	4,520
National Australia Bank MTN
2.625%, 01/13/17	EUR	370	412
Queensland Treasury, Ser 17
6.000%, 09/14/17		780	604
Westpac Banking MTN
1.500%, 03/24/21	EUR	220	250
1.375%, 04/17/20	EUR	230	259

			14,060

Austria — 0.3%
Republic of Austria
4.150%, 03/15/37		115	181
3.650%, 04/20/22		290	382
3.150%, 06/20/44		150	213
1.950%, 06/18/19		280	326
1.650%, 10/21/24		225	264

			1,366

Belgium — 0.8%
Kingdom of Belgium
3.750%, 06/22/45		338	507
3.000%, 06/22/34		350	455
1.000%, 06/22/31		710	705
0.800%, 06/22/25		715	765
Kingdom of Belgium, Ser 44
5.000%, 03/28/35		150	249
Kingdom of Belgium, Ser 58
3.750%, 09/28/20		496	634
Kingdom of Belgium, Ser 69
1.250%, 06/22/18		545	614

			3,929

Brazil — 0.6%
Brazil Letras do Tesouro Nacional
14.268%, 01/01/16		4,560	1,153

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Brazil Notas do Tesouro Nacional
10.000%, 01/01/17		6,260	$1,505
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/25		1,255	226
Raizen Energy Finance
7.000%, 02/01/17 (A)	USD	270	274

			3,158

Canada — 4.5%
Bank of Nova Scotia MTN
0.750%, 09/17/21		570	625
Bell Canada MTN
5.000%, 02/15/17		270	202
4.700%, 09/11/23		80	63
3.350%, 06/18/19		29	22
3.250%, 06/17/20		95	71
CDP Financial
4.400%, 11/25/19 (A)	USD	850	918
Government of Canada
5.750%, 06/01/33		1,140	1,269
5.000%, 06/01/37		1,300	1,396
4.250%, 12/01/21		400	561
4.000%, 06/01/41		1,035	1,012
3.500%, 12/01/45		85	80
2.000%, 06/01/16		1,595	1,155
1.750%, 09/01/19		1,000	750
1.500%, 09/01/17		1,945	1,424
0.750%, 03/01/21		525	376
Muskrat Falls
3.630%, 06/01/29		340	279
National Bank of Canada
1.500%, 03/25/21	EUR	567	647
NOVA Chemicals
5.250%, 08/01/23 (A)	USD	150	148
Province of British Columbia
3.250%, 12/18/21		1,150	906
2.250%, 03/01/19		575	430
Province of Manitoba Canada
3.850%, 12/01/21		710	571
Province of Ontario Canada
3.500%, 06/02/24		1,200	951
3.450%, 06/02/45		245	185
3.150%, 06/02/22		2,000	1,557
2.600%, 06/02/25		2,180	1,603
2.100%, 09/08/18		1,295	960
Province of Quebec Canada
4.500%, 12/01/18		1,190	942
3.500%, 12/01/45		145	110
3.000%, 09/01/23		500	384
2.750%, 09/01/25		2,175	1,616
Rogers Communications
4.000%, 06/06/22		165	126

1	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

December 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Royal Bank of Canada
1.625%, 08/04/20	EUR	290	$332
Teck Resources
4.500%, 01/15/21		305	156
Yamana Gold
4.950%, 07/15/24	USD	324	275

			22,102

China — 0.1%
Sinopec Group Overseas Development
2.625%, 10/17/20		240	273
Tencent Holdings MTN
3.375%, 05/02/19 (A)	USD	390	396

			669

Colombia — 0.0%
Ecopetrol
7.375%, 09/18/43	USD	121	102
5.875%, 05/28/45	USD	109	77

			179

Czech Republic — 0.1%
Government of Czech Republic
4.700%, 09/12/22		1,500	79
3.875%, 05/24/22	EUR	50	65
Government of Czech Republic, Ser 51
4.000%, 04/11/17		8,050	343

			487

Denmark — 1.3%
Danske Bank
5.375%, 09/29/21 (B)	GBP	170	263
3.875%, 10/04/23 (B)	EUR	150	173
3.500%, 04/16/18	EUR	155	182
DONG Energy MTN
5.750%, 04/09/40	GBP	200	356
Kingdom of Denmark
4.500%, 11/15/39		1,300	299
4.000%, 11/15/17		1,600	252
3.000%, 11/15/21		21,800	3,669
1.500%, 11/15/23		670	104
0.100%, 11/15/23		5,836	871

			6,169

Finland — 0.6%
Elisa MTN
2.250%, 10/04/19		300	343
Government of Finland
2.625%, 07/04/42		55	74
1.500%, 04/15/23		340	396
0.875%, 09/15/25		1,650	1,785
Nordea Bank Finland MTN
2.375%, 07/17/17		190	214

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
2.250%, 05/03/19		170	$198

			3,010

France — 7.0%
ALD International MTN
2.000%, 05/26/17		500	554
Arkema MTN
3.850%, 04/30/20		200	245
1.500%, 01/20/25		300	313
AXA MTN
5.625%, 01/16/54 (B)	GBP	302	444
BNP Paribas
5.019%, 12/31/49 (B)		250	281
4.730%, 04/12/49 (B)		200	218
2.375%, 02/17/25		175	185
BNP Paribas Home Loan MTN
3.125%, 03/22/22		200	252
BPCE MTN
6.117%, 10/29/49 (B)		150	175
5.250%, 04/16/29	GBP	100	154
1.750%, 11/29/19		600	692
1.375%, 05/22/19		200	224
Bureau Veritas
3.125%, 01/21/21		100	115
Caisse Centrale du Credit Immobilier de France MTN
1.125%, 04/22/19		100	113
Caisse de Refinancement de l’Habitat
3.750%, 12/12/16		400	450
3.500%, 04/25/17		350	398
Caisse Francaise de Financement Local MTN
4.875%, 07/03/17		220	256
3.750%, 05/18/16		225	248
3.625%, 02/26/18		63	74
Christian Dior
1.375%, 06/19/19		300	332
Credit Agricole MTN
6.637%, 05/29/49 (B)		335	339
0.875%, 01/19/22		600	641
Credit Agricole Home Loan MTN
3.250%, 03/23/17		100	113
2.875%, 09/09/16		300	332
Dexia Credit Local MTN
2.000%, 01/22/21		200	233
1.625%, 10/29/18		565	640
1.375%, 09/18/19		500	566
0.625%, 01/21/22		1,550	1,679
Electricite de France MTN
6.500%, 01/26/19 (A)	USD	250	280
4.500%, 11/12/40		250	332

2	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

December 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Elis
3.000%, 04/30/22		250	$266
Ephios Bondco
6.250%, 07/01/22 (A)		160	180
Europcar Groupe
5.750%, 06/15/22		145	163
France Government Bond OAT
0.500%, 05/25/25		3,855	4,035
0.000%, 05/25/20		890	965
French Treasury Note
1.000%, 07/25/17		850	942
Government of France
4.750%, 04/25/35		85	138
4.500%, 04/25/41		220	363
4.000%, 10/25/38		285	433
3.250%, 05/25/45		1,205	1,662
2.500%, 05/25/30		1,975	2,429
2.250%, 05/25/24		1,515	1,851
1.000%, 05/25/19		480	541
0.500%, 11/25/19		2,040	2,264
HSBC SFH France MTN
2.000%, 10/16/23		700	833
Iliand
4.875%, 06/01/16		300	331
Infra Foch
2.125%, 04/16/25		1,000	1,092
Klepierre MTN
1.000%, 04/17/23‡		100	104
Lafarge MTN
4.750%, 03/23/20		195	244
Loxam SAS
7.000%, 07/23/22		150	167
Publicis Groupe
1.125%, 12/16/21		600	648
Renault MTN
3.625%, 09/19/18		450	524
Sanofi MTN
2.500%, 11/14/23		200	240
Societe Generale MTN
6.999%, 12/29/49 (B)		150	178
5.922%, 04/05/17 (A)(B)	USD	180	183
5.750%, 04/20/16 (A)	USD	111	112
3.250%, 06/06/16		400	441
Unibail-Rodamco MTN
2.375%, 02/25/21‡		500	582
Veolia Environnement MTN
4.625%, 03/30/27		200	276
Wendel
5.875%, 09/17/19		800	1,013
2.500%, 02/09/27		300	307

			34,385

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Germany — 7.8%
Allianz
2.241%, 07/07/45 (B)		800	$799
BMW Finance MTN
1.875%, 06/29/20		235	344
Bundesobligation
0.500%, 02/23/18		850	940
0.000%, 04/17/20		1,720	1,878
Bundesrepublik Deutschland
6.250%, 01/04/30		770	1,415
4.750%, 09/20/33		115	182
2.500%, 07/04/44		415	562
2.500%, 08/15/46		200	271
2.250%, 09/04/21		200	244
1.500%, 09/04/22		510	603
1.500%, 05/15/24		200	237
1.000%, 08/15/25		2,825	3,174
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/31		470	823
Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/34		480	823
Bundesschatzanweisungen
0.000%, 12/16/16		14,500	15,786
Continental MTN
3.125%, 09/09/20		600	722
Deutsche Annington Finance MTN
2.125%, 07/09/22		177	194
Deutsche Bank MTN
2.750%, 02/17/25		245	247
1.250%, 09/08/21		1,000	1,087
Deutsche Bundesrepublik Inflation Linked Bond
0.100%, 04/15/23		1,244	1,415
E.ON International Finance MTN
6.000%, 10/30/19	GBP	300	494
FMS Wertmanagement
1.125%, 12/07/16		600	888
Grand City Properties
1.500%, 04/17/25		1,400	1,372
Infineon Technologies
1.000%, 09/10/18		100	108
KFW
3.875%, 01/21/19		575	700
3.375%, 08/30/17	CHF	370	394
Linde Finance MTN
3.875%, 06/01/21		450	572
Muenchener Rueckversicherungs MTN
6.250%, 05/26/42 (B)		200	264
ProSiebenSat.1 Media
2.625%, 04/15/21		300	336
RWE Finance MTN
6.500%, 08/10/21		120	164

3	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

December 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Vier Gas Transport GmbH MTN
2.875%, 06/12/25		200	$238
Volkswagen Financial Services MTN
1.750%, 08/21/17		230	336
Wuerth Finance International MTN
1.750%, 05/21/20		150	171
1.000%, 05/19/22		500	544

			38,327

Ghana — 0.1%
Republic of Ghana
8.500%, 10/04/17		106	103
7.875%, 08/07/23		200	158

			261

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey MTN
1.250%, 04/14/22		245	258

Hong Kong — 0.2%
Hutchison Whampoa Finance 14
1.375%, 10/31/21	EUR	935	1,016

Indonesia — 0.2%
Indonesia Government International Bond MTN
2.875%, 07/08/21		730	785

Ireland — 1.8%
AIB Mortgage Bank MTN
2.625%, 07/29/16		400	440
0.625%, 07/27/20		305	332
Bank of Ireland MTN
4.250%, 06/11/24 (B)		1,020	1,147
Bank of Ireland Mortgage Bank
1.750%, 03/19/19		450	511
0.500%, 01/20/20		305	331
CRH Funding MTN
1.875%, 01/09/24		225	246
Ireland Government Bond
5.400%, 03/13/25		1,008	1,498
4.500%, 10/18/18		345	423
4.500%, 04/18/20		450	579
3.400%, 03/18/24		1,035	1,338
2.400%, 05/15/30		680	806
2.000%, 02/18/45		950	990
0.800%, 03/15/22		300	333

			8,974

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Israel — 0.0%
Israel Government Bond
4.250%, 03/31/23		750	$233

Italy — 6.8%
Assicurazioni Generali MTN
7.750%, 12/12/42 (B)		300	398
Banca Monte dei Paschi di Siena MTN
5.000%, 02/09/18		230	272
4.875%, 09/15/16		700	783
Banco Popolare SC MTN
3.500%, 03/14/19		350	390
Buoni Poliennali Del Tesoro
4.000%, 02/01/37		450	609
Edison MTN
3.875%, 11/10/17		600	693
Eni MTN
3.625%, 01/29/29		600	745
FCA Capital Ireland MTN
2.875%, 01/26/18		210	236
2.625%, 04/17/19		350	393
Intesa Sanpaolo MTN
5.017%, 06/26/24 (A)	USD	200	197
4.000%, 11/09/17		368	426
3.928%, 09/15/26		550	609
1.125%, 03/04/22		200	211
Italy Buoni Poliennali Del Tesoro
5.500%, 09/01/22		400	559
5.500%, 11/01/22		1,325	1,855
5.000%, 08/01/34		1,575	2,399
4.750%, 09/01/21		3,250	4,295
4.750%, 08/01/23		542	740
4.750%, 09/01/44		300	460
4.500%, 05/01/23		1,130	1,514
4.500%, 03/01/24		1,750	2,362
4.000%, 09/01/20		1,855	2,333
3.750%, 05/01/21		561	706
3.750%, 09/01/24		1,265	1,631
3.500%, 03/01/30		1,290	1,658
2.600%, 09/15/23		972	1,241
2.500%, 12/01/24		350	413
1.500%, 08/01/19		1,145	1,295
1.350%, 04/15/22		1,707	1,899
1.150%, 05/15/17		1,245	1,374
0.750%, 01/15/18		720	793
Wind Acquisition Finance
4.750%, 07/15/20 (A)		200	198

			33,687

4	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Ivory Coast — 0.1%
Ivory Coast Government Bond
5.375%, 07/23/24	295	$262

Japan — 21.4%
Government of Japan
0.100%, 09/10/24	330,228	2,901
Government of Japan 10 Year Bond
0.900%, 06/20/22	63,150	554
0.800%, 09/20/23	820,350	7,180
0.600%, 03/20/24	74,800	645
0.400%, 03/20/25	220,000	1,860
0.400%, 06/20/25	300,000	2,534
0.300%, 12/20/24	116,200	975
Government of Japan 10 Year Bond, Ser 301
1.500%, 06/20/19	85,300	746
Government of Japan 10 Year Bond, Ser 308
1.300%, 06/20/20	295,600	2,596
Government of Japan 10 Year Bond, Ser 313
1.300%, 03/20/21	750,000	6,646
Government of Japan 10 Year Bond, Ser 314
1.100%, 03/20/21	157,700	1,384
Government of Japan 20 Year Bond
1.700%, 06/20/33	444,850	4,241
1.400%, 09/20/34	558,000	5,039
Government of Japan 20 Year Bond, Ser 106
2.200%, 09/20/28	110,900	1,121
Government of Japan 20 Year Bond, Ser 112
2.100%, 06/20/29	249,200	2,502
Government of Japan 20 Year Bond, Ser 128
1.900%, 06/20/31	55,000	542
Government of Japan 20 Year Bond, Ser 140
1.700%, 09/20/32	34,850	333
Government of Japan 20 Year Bond, Ser 143
1.600%, 03/20/33	298,400	2,808
Government of Japan 20 Year Bond, Ser 144
1.500%, 03/20/33	146,650	1,361
Government of Japan 20 Year Bond, Ser 55
2.000%, 03/21/22	107,000	997
Government of Japan 20 Year Bond, Ser 99
2.100%, 12/20/27	331,000	3,299

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/39		322,500	$3,331
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/40		827,000	8,125
Government of Japan 30 Year Bond, Ser 34
2.200%, 03/20/41		55,700	568
Government of Japan 30 Year Bond, Ser 36
2.000%, 03/20/42		94,450	926
Government of Japan 30 Year Bond, Ser 38
1.800%, 03/20/43		317,550	2,990
Government of Japan 30 Year Bond, Ser 44
1.700%, 09/20/44		179,000	1,646
Government of Japan 40 Year Bond, Ser 6
1.900%, 03/20/53		20,000	192
Government of Japan 5 Year Bond
0.300%, 09/20/18		1,063,600	8,917
0.100%, 03/20/20		470,550	3,925
Government of Japan 5 Year Bond, Ser 106
0.200%, 09/20/17		850,000	7,096
Japan Treasury Discount Bill
0.000%, 01/18/16		420,000	3,491
0.000%, 01/25/16		100,000	831
0.000%, 02/01/16		300,000	2,494
0.000%, 02/15/16		270,000	2,245
0.000%, 03/28/16		600,000	4,988
0.000%, 04/07/16		290,000	2,411
SMFG Preferred Capital
10.231%, 01/25/29 (B)	GBP	475	1,040

			105,480

Kenya — 0.0%
Kenya Government International Bond
6.875%, 06/24/24		200	175

Luxembourg — 0.1%
Cirsa Funding Luxembourg
5.875%, 05/15/23		165	170
Eurofins Scientific
3.375%, 01/30/23		300	325
2.250%, 01/27/22		200	208

			703

Malaysia — 0.2%
Malaysia Government Bond
5.734%, 07/30/19		1,500	376
3.955%, 09/15/25		1,135	259
3.418%, 08/15/22		445	100

			735

Mexico — 1.0%
Mexican Bonos
8.000%, 06/11/20		12,606	803

5	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

December 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
7.750%, 11/13/42		11,690	$740
Mexican Bonos, Ser M
6.500%, 06/10/21		5,356	321
Mexican Bonos, Ser M20
10.000%, 12/05/24 (B)		38,261	2,788
United Mexican States MTN
1.625%, 03/06/24		416	432

			5,084

Netherlands — 4.2%
ABN AMRO Bank MTN
6.375%, 04/27/21		245	321
4.310%, 03/29/49 (B)		155	168
2.875%, 06/30/25 (B)		550	613
Achmea MTN
2.500%, 11/19/20		625	720
Achmea Bank MTN
2.750%, 02/18/21		150	174
Akzo Nobel Sweden Finance MTN
2.625%, 07/27/22	EUR	150	177
Akzo Nobel MTN
8.000%, 04/06/16	GBP	205	307
ASML Holding
3.375%, 09/19/23		450	548
Bharti Airtel International
4.000%, 12/10/18		270	313
Coco-Cola HBC Finance
2.375%, 06/18/20		750	859
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875%, 03/19/20		300	387
5.500%, 01/22/49 (B)		600	659
2.500%, 05/26/26 (B)		260	285
Geberit International
0.688%, 03/30/21		1,100	1,189
Generali Finance MTN
4.596%, 11/30/49 (B)		550	580
ING Bank MTN
5.800%, 09/25/23 (A)	USD	375	408
3.375%, 03/23/17		125	141
Kingdom of Netherlands
5.500%, 01/15/28		295	484
4.000%, 01/15/37		300	478
3.750%, 01/15/42		60	97
2.750%, 01/15/47		2,350	3,270
2.250%, 07/15/22		610	747
2.000%, 07/15/24		625	757
1.750%, 07/15/23		1,890	2,252
1.250%, 01/15/19		485	550
0.250%, 01/15/20		340	375
0.250%, 07/15/25		574	593
0.250%, 07/15/25		110	113

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
NN Group
4.625%, 04/08/44 (B)		425	$480
RWE Finance MTN
6.500%, 04/20/21		245	409
Shell International Finance
2.250%, 01/06/23	USD	825	772
2.000%, 11/15/18	USD	560	561
TenneT Holding
2.125%, 11/01/20		350	405
Volkswagen Financial Services
1.250%, 05/23/16		170	250

			20,442

New Zealand — 0.2%
Government of New Zealand
5.500%, 04/15/23		320	251
3.000%, 04/15/20		590	405
Reynolds Group Issuer
5.750%, 10/15/20		139	141
Westpac Securities MTN
0.875%, 06/24/19	EUR	100	111

			908

Norway — 0.5%
DNB Bank
6.012%, 01/29/49 (B)	GBP	150	227
Eksportfinans
2.375%, 05/25/16	USD	200	200
Government of Norway
4.500%, 05/22/19		6,040	768
2.000%, 05/24/23		645	77
Kommunalbanken MTN
1.000%, 03/15/18 (A)	USD	800	792
SpareBank 1 Boligkreditt MTN
2.375%, 11/22/16	EUR	170	188

			2,252

Peru — 0.1%
Peruvian Government International Bond
2.750%, 01/30/26		525	566

Poland — 0.8%
Republic of Poland
5.250%, 01/20/25		85	123
5.125%, 04/21/21	USD	135	150
3.250%, 07/25/25		8,145	2,122
2.500%, 07/25/18		710	183
Republic of Poland, Ser 1019
5.500%, 10/25/19		670	191
Republic of Poland, Ser 1021
5.750%, 10/25/21		3,490	1,041

			3,810

6	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

December 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Portugal — 0.4%
Caixa Geral de Depositos MTN
3.000%, 01/15/19		300	$350
EDP Finance MTN
2.625%, 01/18/22		440	471
Portugal Obrigacoes do Tesouro OT
2.875%, 10/15/25		1,197	1,339

			2,160

Romania — 0.0%
Romanian Government International Bond MTN
4.625%, 09/18/20	EUR	40	50
3.625%, 04/24/24	EUR	20	24

			74

Singapore — 0.2%
Government of Singapore
4.000%, 09/01/18		495	374
3.125%, 09/01/22		275	203
Temasek Financial I MTN
2.375%, 01/23/23 (A)	USD	495	484

			1,061

Slovak Republic — 0.0%
Slovakia Government Bond
3.375%, 11/15/24		110	147

South Africa — 0.2%
Republic of South Africa
8.250%, 09/15/17		6,600	425
8.000%, 01/31/30		2,820	154
7.750%, 02/28/23	ZAR	4,095	240
7.000%, 02/28/31		5,005	246

			1,065

South Korea — 0.9%
Korea Treasury Bond
4.250%, 06/10/21		1,270,230	1,214
4.000%, 12/10/31		708,440	753
3.750%, 12/10/33		133,450	140
3.500%, 03/10/24		194,510	184
3.250%, 09/10/18		520,990	462
3.000%, 09/10/24		186,630	171
2.750%, 03/10/18		511,230	446
2.750%, 12/10/44		85,050	80
2.000%, 03/10/20		1,130,810	973

			4,423

Spain — 3.8%
Banco Popular Espanol
8.250%, 04/29/49 (B)		200	204

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
4.000%, 10/18/16		100	$112
3.750%, 01/22/19		100	119
2.125%, 10/08/19		100	115
Bankia
4.125%, 03/24/36		350	467
BBVA International Preferred SAU
5.919%, 10/18/08 (B)	USD	335	338
CaixaBank
0.029%, 01/09/18 (A)(B)		200	216
Criteria CaixaHolding MTN
1.625%, 04/21/22		800	825
Ferrovial Emisiones MTN
3.375%, 06/07/21		475	568
Fondo de Amortizacion del Deficit Electrico MTN
4.125%, 03/17/17		200	227
2.250%, 12/17/16		700	775
Government of Spain
6.000%, 01/31/29		465	723
5.900%, 07/30/26		38	57
5.500%, 07/30/17		315	372
5.500%, 04/30/21		1,980	2,674
4.700%, 07/30/41		1,229	1,763
4.400%, 10/31/23		283	376
4.200%, 01/31/37		475	634
3.800%, 04/30/24		1,000	1,275
2.750%, 10/31/24		790	936
1.950%, 07/30/30		570	593
1.800%, 11/30/24		103	1,193
1.600%, 04/30/25		170	184
1.400%, 01/31/20		885	994
0.500%, 10/31/17		550	603
Santander Consumer Finance
3.875%, 03/23/16		200	219
0.900%, 02/18/20		300	322
Santander International Debt MTN
4.625%, 03/21/16		700	768
Telefonica Emisiones SAU MTN
5.375%, 02/02/18		185	290
5.289%, 12/09/22	GBP	250	406
Telefonica Emisiones MTN
5.597%, 03/12/20	GBP	200	325

			18,673

Supra-National — 1.0%
European Financial Stability Facility
1.625%, 07/17/20	EUR	1,700	1,977
European Investment Bank MTN
2.750%, 09/15/21	EUR	1,000	1,241
1.375%, 09/15/21	EUR	575	665

7	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

December 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
International Bank for Reconstruction & Development MTN
1.000%, 12/28/16		600	$888

			4,771

Sweden — 1.1%
Kingdom of Sweden
3.500%, 03/30/39		260	39
1.500%, 11/13/23		1,020	127
1.000%, 11/12/26		1,250	144
Kingdom of Sweden, Ser 1047
5.000%, 12/01/20		3,700	539
Kingdom of Sweden, Ser 1052
4.250%, 03/12/19		5,275	713
Nordea Bank MTN
5.250%, 09/13/49 (B)		370	350
4.000%, 03/29/21	EUR	255	310
Nordea Hypotek
3.250%, 06/17/20		2,600	337
Skandinaviska Enskilda Banken MTN
7.092%, 12/29/49 (B)		210	251
1.875%, 11/14/19	EUR	175	200
Stadshypotek MTN
4.250%, 10/10/17		600	446
Svenska Handelsbanken
2.656%, 01/15/24 (B)	EUR	336	379
Swedbank Hypotek MTN
5.700%, 05/12/20		2,300	326
1.125%, 05/21/21		600	674
1.000%, 12/16/20		2,900	340
Vattenfall
3.000%, 03/19/77 (B)		175	152

			5,327

Switzerland — 1.2%
Aquarius and Investments for Zurich Insurance MTN
4.250%, 10/02/43 (B)		100	119
Credit Suisse NY MTN
3.625%, 09/09/24	USD	260	262
Credit Suisse MTN
5.750%, 09/18/25 (B)	EUR	250	295
4.750%, 08/05/19	EUR	400	500
Dufry Finance
4.500%, 07/15/22		235	267
4.500%, 08/01/23		100	114
Glencore Australia Holdings MTN
4.500%, 09/19/19		900	551
Glencore Finance Europe MTN
3.375%, 09/30/20		290	259
Glencore Funding
4.125%, 05/30/23 (A)	USD	94	69

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
2.125%, 04/16/18 (A)	USD	242	$215
Government of Switzerland
3.000%, 05/12/19		160	180
2.000%, 04/28/21		1,070	1,212
2.000%, 05/25/22		110	127
1.500%, 04/30/42		120	145
1.250%, 06/11/24		100	112
Swiss Reinsurance via ELM
2.600%, 09/01/25 (B)		265	265
Switzerland Government Bond
3.500%, 04/08/33		100	152
UBS Group Funding Jersey
4.125%, 09/24/25 (A)	USD	220	220
UBS MTN
6.625%, 04/11/18	GBP	150	247
6.375%, 07/20/16	GBP	160	243
4.750%, 02/12/26 (B)	EUR	500	579

			6,133

Thailand — 0.2%
Thailand Government Bond
4.675%, 06/29/44		1,800	60
3.650%, 12/17/21		16,020	479
3.625%, 06/16/23		7,815	235

			774

Turkey — 0.0%
Republic of Turkey
5.500%, 02/16/17	EUR	50	57

United Kingdom — 14.8%
AA Bond
4.720%, 07/02/43		500	765
Abbey National Treasury Services MTN
5.250%, 02/16/29		450	831
5.125%, 04/14/21		300	505
4.250%, 04/12/21	EUR	350	454
1.750%, 01/15/18	EUR	525	586
1.125%, 01/14/22		330	354
Anglian Water Services Financing
6.875%, 08/21/23		230	429
Arqiva Financing MTN
4.040%, 06/30/20		220	336
Aviva MTN
6.875%, 05/22/38 (B)	EUR	195	236
6.125%, 11/14/36 (B)		200	313
3.375%, 12/04/45 (B)		500	517
Bank of Scotland
7.281%, 05/29/49 (B)		950	1,645
4.750%, 06/08/22	EUR	290	396
Barclays Bank MTN
10.000%, 05/21/21		180	342

8	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

December 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
6.750%, 01/16/23 (B)		350	$551
6.625%, 03/30/22	EUR	200	273
4.250%, 01/12/22		250	410
BAT International Finance MTN
7.250%, 03/12/24		250	471
5.375%, 06/29/17	EUR	425	497
Bishopsgate Asset Finance
4.808%, 08/14/44		175	259
Boparan Finance MTN
4.375%, 07/15/21		160	153
BP Capital Markets MTN
2.177%, 09/28/21	EUR	245	280
British American Tobacco Holdings MTN
4.000%, 07/07/20		100	124
Canary Wharf Finance II
6.455%, 04/22/30		15	29
5.952%, 01/22/35		20	35
Channel Link Enterprises Finance
3.209%, 06/30/50 (B)	EUR	700	758
Co-Operative Bank
4.750%, 11/11/21		250	402
Coventry Building Society MTN
4.625%, 04/19/18		230	364
CPUK Finance
3.588%, 02/28/42		400	573
2.666%, 02/28/42		700	1,025
Delphi Automotive
1.500%, 03/10/25		300	301
Direct Line Insurance Group
9.250%, 04/27/42 (B)		100	181
Eastern Power Networks MTN
6.250%, 11/12/36		160	312
ENW Finance MTN
6.125%, 07/21/21		350	604
Eversholt Funding MTN
6.697%, 02/22/35		100	190
FCE Bank MTN
4.825%, 02/15/17		200	305
1.875%, 05/12/16	EUR	250	273
1.625%, 09/09/16	EUR	100	109
First Hydro Finance
9.000%, 07/31/21		220	421
Firstgroup
5.250%, 11/29/22		200	319
Great Rolling Stock MTN
6.250%, 07/27/20		300	506
HBOS Capital Funding
6.461%, 11/30/49 (B)		115	180
HSBC Bank
4.125%, 08/12/20	USD	375	399
HSBC Capital Funding
5.130%, 03/29/49 (B)		150	164

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
HSBC Holdings MTN
6.500%, 05/20/24		250	$454
Imperial Tobacco Finance MTN
8.375%, 02/17/16	EUR	575	630
5.500%, 09/28/26		350	601
2.250%, 02/26/21	EUR	400	457
International Game Technology
4.750%, 02/15/23		160	162
Intu SGS Finance MTN
3.875%, 03/17/23‡		250	376
Jaguar Land Rover Automotive
5.000%, 02/15/22		100	152
Lloyds Bank MTN
7.625%, 04/22/25		150	283
Lloyds Banking Group
7.000%, 12/29/49 (B)		750	1,122
Lloyds TSB Bank MTN
4.625%, 02/02/17	EUR	150	171
Merlin Entertainment
2.750%, 03/15/22		300	317
Mondi Finance MTN
5.750%, 04/03/17		1,100	1,273
3.375%, 09/28/20	EUR	400	477
National Westminster Bank
6.500%, 09/07/21		220	367
6.500%, 09/07/21		550	917
Nationwide Building Society MTN
4.625%, 02/08/21	EUR	550	723
4.125%, 03/20/23 (B)	EUR	1,495	1,722
0.750%, 06/25/19		266	294
Network Rail Infrastructure Finance MTN
4.400%, 03/06/16	CAD	690	500
Northumbrian Water Finance
6.875%, 02/06/23		190	348
6.000%, 10/11/17		500	792
Old Mutual
7.875%, 11/03/25		400	590
Rio Tinto Finance MTN
4.000%, 12/11/29		165	235
RL Finance Bonds No. 2
6.125%, 11/30/43 (B)		100	151
Rolls-Royce MTN
6.750%, 04/30/19		100	169
Royal Bank of Scotland
9.500%, 03/16/22 (B)	USD	200	216
6.934%, 04/09/18	EUR	300	365
5.125%, 01/13/24		400	695
3.875%, 10/19/20		123	155
Santander UK
6.222%, 05/29/49 (B)		170	256
Santander UK Group Holdings
7.375%, 06/24/22 (B)		250	374

9	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

December 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Sky MTN
1.500%, 09/15/21	EUR	200	$218
Standard Chartered
6.409%, 01/30/49 (A)(B)	USD	300	300
Standard Life MTN
5.500%, 12/04/42 (B)		250	387
Tesco
6.052%, 10/13/39		642	887
United Kingdom Gilt
4.500%, 09/07/34		370	707
4.500%, 12/07/42		1,500	2,997
4.250%, 12/07/27		125	226
4.250%, 06/07/32		110	203
3.750%, 07/22/52		375	708
3.500%, 01/22/45		900	1,548
3.250%, 01/22/44		860	1,411
2.750%, 09/07/24		850	1,341
2.250%, 09/07/23		2,325	3,547
2.000%, 07/22/20		2,800	4,249
2.000%, 09/07/25		1,180	1,748
1.750%, 07/22/19		1,795	2,703
1.000%, 09/07/17		275	408
United Kingdom Treasury
5.000%, 03/07/25		1,430	2,671
4.750%, 12/07/30		1,380	2,668
4.750%, 12/07/38		350	705
4.250%, 03/07/36		670	1,246
4.250%, 09/07/39		1,170	2,213
4.250%, 12/07/40		370	704
4.000%, 03/07/22		1,200	2,031
1.750%, 01/22/17		800	1,195
Wales & West Utilities Finance
6.750%, 12/17/36 (B)		200	327
6.250%, 11/30/21		240	421
Western Power Distribution
3.625%, 11/06/23		400	588
Western Power Distribution West Midlands
3.875%, 10/17/24		230	356
Yorkshire Power Finance
7.250%, 08/04/28		208	411
Yorkshire Water Services Bradford Finance
6.375%, 08/19/39		100	200

			72,845

United States — 6.3%
21st Century Fox America
4.500%, 02/15/21		75	81
AbbVie
3.600%, 05/14/25		359	354
Aetna
2.750%, 11/15/22		40	39

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Altria Group
4.750%, 05/05/21		180	$195
4.250%, 08/09/42		265	243
American International Group
8.175%, 05/15/58 (B)		240	316
5.750%, 03/15/67 (B)		150	225
Anthem
4.650%, 01/15/43		110	104
2.300%, 07/15/18		150	150
AT&T
5.875%, 04/28/17	GBP	200	311
4.875%, 06/01/44	GBP	130	194
Ball
3.500%, 12/15/20		103	115
Bank of America MTN
2.375%, 06/19/24		410	462
0.709%, 03/28/18 (B)	EUR	300	324
0.425%, 09/14/18 (B)	EUR	375	400
Berkshire Hathaway
1.125%, 03/16/27		297	291
Chevron
2.355%, 12/05/22		535	511
Citigroup MTN
2.375%, 05/22/24	EUR	700	791
Coca-Cola
2.750%, 05/06/26	EUR	160	182
1.125%, 09/22/22	EUR	400	439
Deutsche Bank Capital Funding Trust VII
5.628%, 01/29/49 (B)		340	340
Devon Energy
5.000%, 06/15/45		270	205
DH Europe Finance
1.700%, 01/04/22		1,440	1,603
Diamond Offshore Drilling
4.875%, 11/01/43		130	79
Discovery Communications
1.900%, 03/19/27		360	328
Dover MTN
2.125%, 12/01/20	EUR	250	279
Eli Lilly
1.000%, 06/02/22		405	439
Enterprise Products Operating
3.700%, 02/15/26		123	110
Freeport-McMoRan
2.300%, 11/14/17		84	72
GE Capital UK Funding MTN
4.375%, 07/31/19	GBP	400	635
General Electric
2.700%, 10/09/22		320	319
1.875%, 05/28/27		800	884
1.250%, 05/26/23		200	218

10	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

December 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
General Electric Capital MTN
5.500%, 01/08/20		88	$99
5.300%, 02/11/21		205	231
4.625%, 01/07/21		108	119
General Motors Financial International MTN
0.850%, 02/23/18		314	340
Goldman Sachs Group MTN
2.625%, 08/19/20	EUR	350	407
2.000%, 07/27/23		230	253
Halliburton
5.000%, 11/15/45		205	202
3.375%, 11/15/22		205	202
Illinois Tool Works MTN
3.000%, 05/19/34	EUR	200	224
INEOS Group Holdings
5.750%, 02/15/19		350	380
International Business Machines MTN
1.375%, 11/19/19	EUR	250	282
Jefferies Group MTN
2.375%, 05/20/20	EUR	700	734
John Deere Bank MTN
1.500%, 07/16/18		250	280
JPMorgan Chase MTN
1.063%, 05/30/17 (B)		100	146
Kinder Morgan
2.250%, 03/16/27		519	404
1.500%, 03/16/22		600	528
MasterCard
1.100%, 12/01/22		210	227
McDonald’s
1.125%, 05/26/22		400	432
McGraw Hill Financial
4.400%, 02/15/26		313	320
Mellon Capital III
6.369%, 09/05/66 (B)		250	372
Merck
2.500%, 10/15/34		500	559
1.875%, 10/15/26		300	335
1.125%, 10/15/21		400	440
Mondelez International
2.375%, 03/06/35		250	235
1.625%, 03/08/27		300	298
1.000%, 03/07/22		200	213
Morgan Stanley
3.750%, 09/21/17	EUR	350	402
2.375%, 03/31/21	EUR	1,250	1,437
1.875%, 03/30/23		490	541
1.750%, 01/30/25		205	219
Nabors Industries
5.100%, 09/15/23		93	74

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
National Capital Trust I
5.620%, 12/17/18 (A)(B)		35	$53
Odebrecht Finance
7.125%, 06/26/42		280	39
ONEOK Partners
3.800%, 03/15/20		128	122
Owens Corning
6.500%, 12/01/16		9	9
Philip Morris International
2.900%, 11/15/21		325	329
2.875%, 05/30/24	EUR	100	121
2.875%, 03/03/26	EUR	435	522
Plains All American Pipeline
3.600%, 11/01/24		330	265
PNC Funding
5.125%, 02/08/20		300	330
3.300%, 03/08/22		150	154
Priceline Group
2.375%, 09/23/24	EUR	250	268
1.800%, 03/03/27		580	555
Principal Financial Group
1.850%, 11/15/17		175	175
Prologis International Funding II MTN
2.875%, 04/04/22		220	251
Prologis
3.375%, 02/20/24	EUR	300	346
3.000%, 01/18/22	EUR	250	287
3.000%, 06/02/26	EUR	200	224
Prudential Financial
5.625%, 06/15/43 (B)		488	499
Rabobank Capital Funding Trust IV
5.556%, 12/31/19 (B)	GBP	153	235
Republic Services
4.750%, 05/15/23		155	169
Reynolds American
3.250%, 11/01/22		180	178
Ryder System MTN
5.850%, 11/01/16		116	120
Santander Issuances SAU
5.179%, 11/19/25		400	394
Seagate HDD Cayman
4.750%, 01/01/25		123	102
Sprint
7.875%, 09/15/23		187	140
Thermo Fisher Scientific
2.150%, 07/21/22		157	176
2.000%, 04/15/25		164	176
1.500%, 12/01/20		111	121
T-Mobile USA
6.500%, 01/15/26		175	177
Transocean
6.800%, 03/15/38		210	113

11	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
United Technologies
1.800%, 06/01/17	201	$202
1.250%, 05/22/23	240	259
Valeant Pharmaceuticals International
4.500%, 05/15/23 (A)	170	160
Verizon Communications
2.625%, 12/01/31	100	108
1.625%, 03/01/24	700	759
Viacom
3.875%, 04/01/24	148	139
Wells Fargo MTN
4.600%, 04/01/21	75	82
Williams Partners
3.900%, 01/15/25	228	171
ZF North America Capital
2.750%, 04/27/23	200	207

		30,910

Total Global Bonds (Cost $498,551) ($ Thousands)		461,892

MORTGAGE-BACKED SECURITIES — 2.5%

Agency Mortgage-Backed Obligation — 0.5%
FHLMC, Ser K501, Cl X1A, IO
1.702%, 08/25/16 (B)	237	1
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M1
1.221%, 02/25/24 (B)	320	320
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ2, Cl M1
1.671%, 09/25/24 (B)	325	326
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M2
2.071%, 10/25/27 (B)	490	481
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
3.022%, 12/25/27 (B)	205	203
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M1
1.371%, 12/25/27 (B)	429	429
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M1
1.271%, 03/25/25 (B)	195	195
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ2, Cl M1
1.321%, 05/25/25 (B)	335	334

		2,289

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Non-Agency Mortgage-Backed Obligation — 2.0%
Banc of America Commercial Mortgage, Ser 2007-5, Cl A4
5.492%, 02/10/51	110	$114
Banc of America Commercial Mortgage, Ser 2015-UBS7, Cl A4
3.705%, 09/15/48	20	20
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
2.902%, 09/25/34 (B)	68	66
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl AJ
5.611%, 09/11/41 (B)	241	243
Bear Stearns Commercial Mortgage Securities, Ser 2006-T24, Cl A4
5.537%, 10/12/41	65	66
Bear Stearns Commercial Mortgage Securities, Ser 2006-TOP22, Cl AJ
5.816%, 04/12/38 (B)	25	25
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW15, Cl A4
5.331%, 02/11/44	50	52
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A4
5.912%, 06/11/40 (B)	24	25
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/50 (B)	170	177
Bear Stearns Commercial Mortgage Securities, Ser 2007-T26, Cl A4
5.471%, 01/12/45 (B)	63	64
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A3
5.987%, 03/15/49 (B)	100	100
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.350%, 12/10/49 (B)	398	418
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl D
5.063%, 03/10/47 (B)	20	17
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl A3
2.935%, 04/10/48	30	29
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl A4
3.192%, 04/10/48	15	15
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl A4
3.762%, 06/10/48	65	67
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%, 11/10/48	55	56

12	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A4
2.626%, 05/25/35 (B)	487	$457
COBALT Commercial Mortgage Trust, Ser 2006-C1, Cl AM
5.254%, 08/15/48	35	35
COMM Mortgage Trust, Ser 2006-C8, Cl A1A
5.292%, 12/10/46	110	113
COMM Mortgage Trust, Ser 2012-CR5, Cl A3
2.540%, 12/10/45	125	122
COMM Mortgage Trust, Ser 2012-CRE4, Cl XA, IO
2.091%, 10/15/45 (B)	172	15
COMM Mortgage Trust, Ser 2013-CCRE9, Cl A4
4.238%, 07/10/45 (B)	35	38
COMM Mortgage Trust, Ser 2013-CR6, Cl A4
3.101%, 03/10/46	30	30
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/46	130	132
COMM Mortgage Trust, Ser 2013-CR9, Cl A3
4.022%, 07/10/45	50	53
COMM Mortgage Trust, Ser 2014-CCRE14, Cl A3
3.955%, 02/10/47	70	74
COMM Mortgage Trust, Ser 2014-CR16, Cl A4
4.051%, 04/10/47	25	26
COMM Mortgage Trust, Ser 2014-CR19, Cl A5
3.796%, 08/10/47	65	67
COMM Mortgage Trust, Ser 2014-CR21, Cl A3
3.528%, 12/10/47	75	76
COMM Mortgage Trust, Ser 2014-SAVA, Cl A
1.347%, 06/15/34 (B)	125	125
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/47	95	97
COMM Mortgage Trust, Ser 2015-3BP, Cl A
3.178%, 02/10/35	100	98
COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%, 08/10/55	90	91
COMM Mortgage Trust, Ser 2015-PC1, Cl A4
3.620%, 07/10/50	50	51
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.228%, 12/10/49 (B)	229	236
Commercial Mortgage Pass Through Certificates, Ser CR14, Cl XA, IO
0.869%, 02/10/47 (B)	691	28

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Commercial Mortgage Pass-Through Certificates, Ser 2008-C1, Cl A3
6.270%, 02/15/41 (B)	55	$58
Commerical Mortgage Trust, Ser 2006-GG7, Cl A4
6.021%, 07/10/38 (B)	105	105
Commerical Mortgage Trust, Ser 2007-GG11, Cl A4
5.736%, 12/10/49	213	220
Commerical Mortgage Trust, Ser 2007-GG9, Cl AM
5.475%, 03/10/39	370	379
Credit Suisse Commercial Mortgage Trust, Ser 2007-C3, Cl A4
5.889%, 06/15/39 (B)	132	136
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/37	30	30
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl XA, IO
0.904%, 06/15/57 (B)	542	31
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl D
3.362%, 08/15/48 (B)	75	54
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A4
3.691%, 08/15/48	45	46
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/48	155	159
Eddystone Finance, Ser 2006-1, Cl A2
1.104%, 04/19/21 (B)	100	142
FNMA Connecticut Avenue Securities, Ser 2013-C01, Cl M1
2.422%, 10/25/23 (B)	88	88
FNMA Connecticut Avenue Securities, Ser 2014-C01, Cl M1
1.821%, 01/25/24 (B)	241	242
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.171%, 05/25/24 (B)	14	14
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M1
2.522%, 11/25/24 (B)	231	231
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M1
1.622%, 05/25/25 (B)	82	82
GE Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.606%, 12/10/49 (B)	35	36

13	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
GS Mortgage Securities II, Ser 2007-GG10, Cl A4
5.795%, 08/10/45 (B)	138	$142
GS Mortgage Securities II, Ser 2012-ALOH, Cl A
3.551%, 04/10/34	100	103
GS Mortgage Securities II, Ser GC30, Cl A4
3.382%, 05/10/50	160	159
GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.809%, 08/10/44 (B)	521	23
GS Mortgage Securities Trust, Ser 2013-GC13, Cl XA, IO
0.329%, 07/10/46 (B)	2,857	25
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A4
4.074%, 01/10/47	70	74
GS Mortgage Securities Trust, Ser 2014-GC20, Cl D
5.029%, 04/10/47 (B)	80	68
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 4A1
2.522%, 01/25/35 (B)	117	113
JPMBB Commercial Mortgage Securities, Ser 2014-C23, Cl XA, IO
1.025%, 09/15/47 (B)	993	43
JPMBB Commercial Mortgage Securities, Ser 2014-C26, Cl A4
3.494%, 01/15/48	15	15
JPMBB Commercial Mortgage Securities, Ser 2015-C27, Cl A4
3.179%, 02/15/48	25	25
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP7, Cl A4
6.105%, 04/15/45 (B)	62	62
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl A4
5.399%, 05/15/45	70	71
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	124	126
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-C1, Cl A4
5.716%, 02/15/51	44	46
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB19, Cl A4
5.883%, 02/12/49 (B)	183	189
JPMorgan Chase Commercial Mortgage Securities, Ser 2008-C2, Cl A4
6.068%, 02/12/51	28	30

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities, Ser 2008-C2, Cl A4FL
1.817%, 02/12/51 (B)	320	$316
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A3
2.829%, 10/15/45	135	134
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl E
4.820%, 10/15/45 (B)	100	92
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A5
2.840%, 12/15/47	135	133
JPMorgan Chase Commercial Mortgage Securities, Ser 2014-INN, Cl A
1.251%, 06/15/29 (B)	130	129
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
2.346%, 12/25/34 (B)	88	87
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/40 (B)	141	145
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.087%, 04/15/41 (B)	45	48
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl AM
5.782%, 08/12/43 (B)	120	122
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.419%, 08/12/48	40	41
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/48	123	126
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A4
3.176%, 08/15/45	40	41
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.081%, 07/15/46 (B)	60	64
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C17, Cl A5
3.741%, 08/15/47	65	67
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/48	65	64
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C22, Cl A4
3.306%, 04/15/48	60	59
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Cl XA
1.133%, 10/15/48 (B)	135	11

14	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl E
5.403%, 10/12/52 (B)	10	$9
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl D
5.403%, 10/12/52 (B)	15	14
Morgan Stanley Capital I Trust, Ser 2007-HQ13, Cl A3
5.569%, 12/15/44	95	99
Morgan Stanley Capital I Trust, Ser 2007-IQ14, Cl A4
5.692%, 04/15/49 (B)	160	164
Morgan Stanley Capital I Trust, Ser 2008-TOP29, Cl D
6.268%, 01/11/43 (B)	35	36
Morgan Stanley Re-REMIC Trust, Ser 2010-GG10, Cl A4A
5.988%, 08/15/45 (B)	256	263
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/35 (B)	135	132
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A4
3.091%, 08/10/49	30	30
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/46	130	130
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A3
2.971%, 04/10/46	70	69
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl D
4.936%, 10/15/45 (B)	35	34
Wells Fargo Commercial Mortgage Trust, Ser 2015-LC22, Cl A4
3.839%, 09/15/58	35	36
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS1, Cl D
4.105%, 05/15/48 (B)	65	52
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/44 (B)	120	132
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A3
2.875%, 12/15/45	90	89
WFRBS Commercial Mortgage Trust, Ser 2012-C8, Cl A3
3.001%, 08/15/45	10	10
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A3
2.870%, 11/15/45	75	74

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl A5
3.995%, 05/15/47	65	$68
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl A5
3.678%, 08/15/47	60	61
WFRBS Commerical Mortgage Trust, Ser 2013-C15, Cl A3
3.881%, 08/15/46	70	73

		10,139

Total Mortgage-Backed Securities (Cost $12,690) ($ Thousands)		12,428

CORPORATE OBLIGATIONS — 1.1%

United States — 1.1%
Anadarko Petroleum
6.375%, 09/15/17	330	346
CCO Safari II
4.908%, 07/23/25 (A)	180	180
3.579%, 07/23/20 (A)	180	179
CNA Financial
7.250%, 11/15/23	110	130
6.500%, 08/15/16	40	41
Cox Communications
2.950%, 06/30/23 (A)	127	112
EnLink Midstream Partners
4.150%, 06/01/25	460	354
Enterprise Products Operating
5.950%, 02/01/41	70	64
Exelon
3.950%, 06/15/25 (A)	356	356
GE Capital International Funding
2.342%, 11/15/20 (A)	554	550
0.964%, 04/15/16 (A)	427	427
Hewlett Packard Enterprise
4.900%, 10/15/25 (A)	350	343
Kinder Morgan
5.000%, 02/15/21 (A)	161	153
Kinder Morgan Energy Partners
2.650%, 02/01/19	39	36
Manitowoc
8.500%, 11/01/20	62	64
McGraw Hill Financial
5.900%, 11/15/17	325	345
Mosaic
5.625%, 11/15/43	135	129
Navient MTN
5.500%, 01/15/19	248	232

15	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
PNC Bank
2.700%, 11/01/22	445	$433
Prudential Financial MTN
6.100%, 06/15/17	125	132
Time Warner
4.875%, 03/15/20	150	162
Viacom
6.125%, 10/05/17	325	346
Williams Partners
4.000%, 11/15/21	150	125

		5,239

Total Corporate Obligations (Cost $5,374) ($ Thousands)		5,239

ASSET-BACKED SECURITY — 0.0%

Other Asset-Backed Securities — 0.0%
Volta Electricity Receivables, Ser 2013-1, Cl SNR
4.172%, 02/16/17	100	110

Total Asset-Backed Security (Cost $130) ($ Thousands)		110

Total Investments — 97.5% (Cost $516,745) ($ Thousands) @		$479,669

A list of the open futures contracts held by the Fund at December 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	3	Dec-2017	$(1)
90-Day Euro$	(3)	Dec-2018	—
90-Day Euro$	8	Jun-2017	(3)
90-Day Euro$	(8)	Jun-2008	3
Australian 10-Year Bond	51	Mar-2016	—
Australian 3-Year Bond	39	Mar-2016	8
Canadian 10-Year Bond	(59)	Mar-2016	(51)
Euro	(180)	Mar-2016	(571)
Euro-Bobl	54	Mar-2016	(56)
Euro-Bobl	(51)	Mar-2016	48
Euro-Bond Index	111	Mar-2016	(143)
Euro-Buxl Index	1	Mar-2016	(1)
Euro-Buxl Index	8	Mar-2016	(21)
Euro-Schatz	53	Mar-2016	(10)
Japanese 10-Year Bond	4	Mar-2016	10
Japanese 10-Year MINI	15	Mar-2016	3

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Long Gilt 10-Year Bond	(14)	Mar-2016	$18
Long Gilt 10-Year Bond	24	Mar-2016	(27)
Short Gilt 2-Year Bond	(6)	Mar-2016	—
U.S. 10-Year Treasury Note	(63)	Mar-2016	30
U.S. 10-Year Treasury Note	(87)	Mar-2016	31
U.S. 2-Year Treasury Note	(17)	Apr-2016	4
U.S. 2-Year Treasury Note	(55)	Apr-2016	16
U.S. 5-Year Treasury Note	1	Apr-2016	—
U.S. 5-Year Treasury Note	46	Apr-2016	(13)
U.S. Long Treasury Bond	1	Mar-2016	—
U.S. Long Treasury Bond	9	Mar-2016	(3)
U.S. Ultra Long Treasury Bond	6	Mar-2016	(4)
U.S. Ultra Long Treasury Bond	(31)	Mar-2016	(39)

			$(772)

For the period ended December 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the forward foreign currency contracts held by the Fund at December 31, 2015, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
01/05/16-01/06/16	USD	2,767	BRL	10,732	$(57)
01/05/16-02/03/16	USD	7,839	EUR	7,168	(49)
01/05/16-01/04/17	BRL	23,238	USD	6,215	521
01/05/16-02/03/16	SEK	23,924	USD	2,799	(40)
01/05/16-02/05/16	AUD	24,391	USD	17,614	(110)
01/05/16-02/03/16	CAD	33,948	USD	25,325	882
01/05/16-02/03/16	DKK	53,404	USD	7,703	(75)
01/05/16-02/03/16	GBP	65,920	USD	98,904	1,750
01/05/16-02/03/16	EUR	270,102	USD	290,492	(3,024)
01/05/16-02/10/16	JPY	15,582,884	USD	127,522	(2,091)
01/08/16-01/08/16	USD	2,897	SGD	4,104	(4)
01/08/16-01/29/16	SGD	8,434	USD	5,994	50
01/15/16-01/29/16	NZD	2,937	USD	1,979	(28)
01/15/16-01/29/16	MXN	81,578	USD	4,777	57
01/21/16-01/21/16	USD	1,693	CNY	11,091	6
01/21/16-01/29/16	ZAR	18,419	USD	1,230	46
01/22/16	USD	1,705	INR	114,289	18
01/22/16-01/22/16	INR	113,932	USD	1,707	(11)
01/27/16-01/27/16	GBP	2,169	EUR	3,050	119
01/28/16-01/29/16	USD	1,467	GBP	972	(34)
01/29/16	USD	79	NOK	693	(1)
01/29/16	USD	113	AUD	158	2
01/29/16	USD	119	ZAR	1,860	—
01/29/16	USD	152	NZD	225	1
01/29/16	USD	155	MXN	2,650	(2)
01/29/16	USD	163	CZK	4,020	(1)

16	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

December 31, 2015

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
01/29/16	USD	207	CHF	205	$(2)
01/29/16	USD	483	CAD	674	2
01/29/16	USD	699	JPY	84,273	2
01/29/16-01/29/16	USD	764	PLN	2,994	(6)
01/29/16	ILS	777	USD	199	—
01/29/16	USD	1,628	SEK	13,892	21
01/29/16-01/29/16	CHF	3,009	USD	3,033	23
01/29/16	MYR	3,275	USD	762	1
01/29/16	NOK	7,523	USD	858	8
01/29/16	CZK	10,333	USD	416	—
01/29/16-01/29/16	PLN	14,668	USD	3,697	(16)
01/29/16	THB	26,964	USD	744	(5)
01/29/16-06/21/16	TWD	154,400	USD	4,700	15
01/29/16	KRW	5,638,445	USD	4,785	(12)

					$(2,044)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at December 31, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(102,905)	$101,909	$(996)
Bank of Montreal	(856)	856	—
Barclays PLC	(3,435)	3,453	18
BNP Paribas	(5,439)	5,390	(49)
Brown Brothers Harriman	(370,335)	368,256	(2,079)
Charter One	(2,266)	2,265	(1)
Citigroup	(32,426)	33,235	809
Credit Suisse First Boston	(4,487)	4,544	57
Deutsche Bank	(689)	710	21
Goldman Sachs	(3,191)	3,406	215
HSBC	(13,226)	13,196	(30)
JPMorgan Chase Bank	(3,937)	3,953	16
Morgan Stanley	(3,255)	3,266	11
Northern Trust	(36,436)	35,715	(721)
RBC	(3,580)	3,588	8
Royal Bank of Scotland	(37,714)	38,029	315
Standard Bank	(244)	244	—
Standard New York	(3,136)	3,108	(28)
State Street	(643)	647	4
Transatlantic Securities	(1,399)	1,394	(5)
UBS	(9,636)	10,027	391
Westpac Banking	(412)	412	—

			$(2,044)

For the period ended December 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above are representative of the volume of activity for this derivative type during the period.

A list of open OTC swap agreements held by the Fund at December 31, 2015, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Citigroup	3.79%	6-Month GBP EURIBOR	05/19/2019	GBP	2,500	$(311)
Citibank	2.83%	3-Month USD LIBOR	08/08/2023	EUR	6,000	(426)
Citibank	Euro CPI Overall Excluding Tobacco	1.22%	04/03/2019	GBP	2,450	(38)

						$(775)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2015, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Citibank	3.34%	6-Month GBP EURIBOR	01/17/2044	GBP	1,000	$(375)
JPMorgan Chase Bank	6-Month JPY LIBOR	1.56%	11/28/2033	JPY	600,000	554
JPMorgan Chase Bank	1.90%	6-Month EUR EURIBOR	3/24/2024	EUR	2,200	(217)
JPMorgan Chase Bank	2.87%	6-Month GBP EURIBOR	02/14/2023	GBP	250	(28)

17	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Concluded)

December 31, 2015

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase Bank	1.49%	6-Month EUR EURIBOR	11/21/2023	EUR	5,500	$(589)
JPMorgan Chase Bank	1.49%	6-Month EUR EURIBOR	09/12/2018	EUR	7,000	(300)
Morgan Stanley	2.13%	3-Month USD LIBOR	11/09/2025	USD	2,240	11

						$(944)

For the period ended December 31, 2015, the total amount of all swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $491,972 ($ Thousands).

‡ Real Estate Investment Trust.

(1)	In local currency unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2015.

@	At December 31, 2015, the tax basis cost of the Fund’s investments was $516,745 ($ Thousands), and the unrealized appreciation and depreciation were $2,894 ($ Thousands) and ($39,970) ($ Thousands), respectively.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNY — Chinese Renminbi

CPI — Consumer Price Index

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

ILS — Isreali Shekel

INR — India Rupee

IO — Interest Only

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norweigan Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

PLN — Polish Zlotty

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

THB — Thai Bhat

TWD — Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instrments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$461,892	$—	$461,892
Mortgage-Backed Securities	—	12,428	—	12,428
Corporate Obligations	—	5,239	—	5,239
Asset-Backed Security	—	110	—	110

Total Investments in Securities	$—	$479,669	$—	$479,669

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$170	$—	$—	$170
Unrealized Depreciation	(942)	—	—	(942)
Forwards Contracts*
Unrealized Appreciation	—	3,524	—	3,524
Unrealized Depreciation	—	(5,568)	—	(5,568)
OTC Swaps
Interest Rate Swaps*
Unrealized Depreciation	—	(775)	—	(775)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	565	—	565
Unrealized Depreciation	—	(1,509)	—	(1,509)

Total Other Financial Instruments	$(772)	$(3,763)	$—	$(4,535)

*	Futures contracts, forwards contracts, and swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

18	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

December 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS — 93.1%

Angola — 0.3%
Angolan Government International Bond
9.500%, 11/12/25		2,675	$2,488
9.500%, 11/12/25 (A)		1,241	1,145
Republic of Angola Via Northern Lights III
7.000%, 08/16/19		702	676

			4,309

Argentina — 2.3%
City of Buenos Aires Argentina MTN
8.950%, 02/19/21		925	976
Provincia de Buenos Aires
9.375%, 09/14/18 (B)		1,175	1,204
Republic of Argentina
8.750%, 06/02/17 (C)		1,750	1,999
8.280%, 12/31/33 (C)		2,426	2,723
8.280%, 12/31/33 (C)		5,734	6,594
7.820%, 12/31/33 (C)	EUR	559	639
7.820%, 12/31/33 (C)	EUR	7,593	8,771
6.000%, 03/31/23 (C)		937	1,153
5.870%, 03/31/23 (C)(D)	DEM	23	15
5.870%, 03/31/23 (C)	DEM	728	465
4.191%, 12/15/35 (D)	EUR	4,509	462
3.043%, 12/15/35 (D)		1,605	155
2.260%, 12/31/38 (C)		1,341	832
0.044%, 12/15/35 (D)		17,962	1,823
YPF
8.750%, 04/04/24 (A)		800	775
8.500%, 07/28/25 (A)		2,563	2,438

			31,024

Armenia — 0.2%
Republic of Armenia
7.150%, 03/26/25 (A)		2,476	2,392

Azerbaijan — 1.0%
International Bank of Azerbaijan
5.625%, 06/11/19		1,700	1,547
Republic of Azerbaijan
4.750%, 03/18/24 (A)		2,920	2,724
4.750%, 03/18/24		1,900	1,772
State Oil of the Azerbaijan Republic
6.950%, 03/18/30		2,441	2,136
5.450%, 02/09/17		1,312	1,322
4.750%, 03/13/23		4,112	3,474
4.750%, 03/13/23		500	422

			13,397

Bahrain — 0.0%
Bahrain Government International Bond
7.000%, 01/26/26 (A)		641	646

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Belize — 0.1%
Belize Government International Bond
5.000%, 02/20/38		2,637	$1,899

Bermuda — 0.1%
Government of Bermuda
4.854%, 02/06/24		1,680	1,732

Brazil — 8.6%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/19 (A)		660	645
Braskem Finance
5.750%, 04/15/21		2,377	2,068
Brazil Letras do Tesouro Nacional
17.573%, 07/01/19		11,540	1,710
16.653%, 01/01/19		107,605	17,187
14.268%, 01/01/16	BRL	20,010	5,058
12.428%, 07/01/18	BRL	20,579	3,551
12.303%, 01/01/18	BRL	54,052	10,079
11.745%, 01/01/19	BRL	34,253	5,462
Brazil Loan Trust 1
5.477%, 07/24/23 (A)		2,183	1,872
5.477%, 07/24/23		351	299
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/28		1,176	885
Brazil Notas do Tesouro Nacional
10.000%, 01/01/17	BRL	16,650	4,002
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/18	BRL	30,986	7,060
10.000%, 01/01/21	BRL	27,352	5,493
10.000%, 01/01/23	BRL	12,085	2,286
10.000%, 01/01/25	BRL	53,720	9,690
BRF
4.750%, 05/22/24		3,410	3,129
Caixa Economica Federal
4.250%, 05/13/19		200	177
CIMPOR Financial Operations
5.750%, 07/17/24 (A)		182	121
Cosan
5.000%, 03/14/23 (A)		699	574
ESAL GmbH
6.250%, 02/05/23 (A)		726	641
Federal Republic of Brazil
10.125%, 05/15/27		1,378	1,626
10.125%, 05/15/27		850	1,003
8.250%, 01/20/34		4,316	4,154
7.125%, 01/20/37		5,504	4,747
5.625%, 01/07/41		3,751	2,720
5.000%, 01/27/45		4,766	3,181
4.875%, 01/22/21		5,260	4,866

1	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

December 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
4.250%, 01/07/25 (E)		6,326	$5,092
2.625%, 01/05/23 (E)		1,154	877
Gerdau Trade
5.750%, 01/30/21 (A)		16	13
GTL Trade Finance
5.893%, 04/29/24 (A)(E)		716	508
Marfrig Overseas
9.500%, 05/04/20 (A)		835	818
9.500%, 05/04/20		650	637
Petrobras Global Finance
4.875%, 03/17/20		549	412
Petrobras International Finance
5.750%, 01/20/20		1,517	1,191
5.375%, 01/27/21		2,300	1,713
Samarco Mineracao
4.125%, 11/01/22 (A)		244	78

			115,625

Chile — 1.5%
Banco del Estado de Chile MTN
4.125%, 10/07/20		30	31
3.875%, 02/08/22 (A)		230	228
BancoEstado
4.125%, 10/07/20 (A)		270	278
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/20	CLP	80,000	123
6.000%, 01/01/22	CLP	90,000	141
Empresa Electrica Angamos
4.875%, 05/25/29 (A)		523	467
Empresa Nacional del Petroleo
6.250%, 07/08/19 (A)		100	107
6.250%, 07/08/19		50	54
5.250%, 08/10/20 (A)		240	248
5.250%, 08/10/20		100	103
4.375%, 10/30/24 (A)		564	543
Nacional del Cobre de Chile
6.150%, 10/24/36		1,748	1,673
5.625%, 09/21/35		880	805
5.625%, 10/18/43		250	224
4.875%, 11/04/44 (A)(E)		4,284	3,423
4.500%, 08/13/23 (A)		1,152	1,117
4.500%, 09/16/25 (A)(E)		1,875	1,766
4.250%, 07/17/42		265	195
3.875%, 11/03/21 (A)		403	387
3.000%, 07/17/22 (A)(E)		1,950	1,751
Republic of Chile
5.500%, 08/05/20	CLP	323,000	469
3.125%, 03/27/25		750	751
2.250%, 10/30/22		3,981	3,837

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
VTR Finance
6.875%, 01/15/24 (A)		1,026	$944

			19,665

China — 1.0%
Amber Circle Funding
3.250%, 12/04/22		850	844
CNOOC Curtis Funding No. 1 Pty
4.500%, 10/03/23		650	672
CNOOC Finance
3.500%, 05/05/25		234	223
Sinochem Offshore Capital MTN
3.250%, 04/29/19 (A)		1,432	1,441
Sinochem Overseas Capital
4.500%, 11/12/20		2,361	2,475
4.500%, 11/12/20 (A)		429	450
Sinopec Capital
3.125%, 04/24/23 (A)		1,019	971
Sinopec Group Overseas Development
4.375%, 10/17/23		921	952
4.375%, 04/10/24 (A)		800	827
3.250%, 04/28/25		3,600	3,403
State Grid Overseas Investment
4.125%, 05/07/24 (A)		1,216	1,274

			13,532

Colombia — 4.9%
Bogota Distrito Capital
9.750%, 07/26/28 (A)	COP	8,820,000	2,981
9.750%, 07/26/28	COP	370,000	125
Citigroup Funding, CLN (Republic of Colombia)
11.000%, 07/27/20	COP	7,940,000	2,803
Colombian TES
11.000%, 07/24/20	COP	227,500	80
10.000%, 07/24/24	COP	13,513,900	4,695
7.750%, 09/18/30	COP	40,453,900	11,425
7.500%, 08/26/26	COP	9,663,400	2,803
7.000%, 05/04/22	COP	864,000	257
7.000%, 05/04/22	COP	16,840,300	5,011
7.000%, 05/04/22	COP	580,000	173
6.000%, 04/28/28	COP	17,020,900	4,196
Ecopetrol
7.375%, 09/18/43		172	145
5.875%, 05/28/45	USD	1,658	1,177
5.375%, 06/26/26		717	611
4.125%, 01/16/25		90	72
Emgesa ESP
8.750%, 01/25/21	COP	1,450,000	446
Empresas Publicas de Medellin ESP
8.375%, 02/01/21	COP	4,272,000	1,285
7.625%, 09/10/24 (A)	COP	3,971,000	1,079

2	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

December 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/24 (A)	COP	1,645,000	$455
7.875%, 08/12/24	COP	884,000	244
JPMorgan, CLN (Republic of Columbia)
7.000%, 05/04/22	COP	2,087,000	621
Pacific Exploration and Production
5.625%, 01/19/25 (A)		2,298	460
Pacific Rubiales Energy
5.375%, 01/26/19		900	171
Republic of Colombia
11.750%, 02/25/20		322	417
10.375%, 01/28/33		360	508
9.850%, 06/28/27	COP	5,078,000	1,826
9.850%, 06/28/27	COP	1,257,000	452
8.125%, 05/21/24		550	660
7.750%, 04/14/21	COP	3,875,000	1,242
7.375%, 09/18/37		5,189	5,721
6.125%, 01/18/41		2,760	2,663
5.625%, 02/26/44		1,203	1,098
5.000%, 06/15/45		1,825	1,524
4.500%, 01/28/26		1,466	1,400
4.375%, 07/12/21		4,457	4,479
4.375%, 03/21/23 (E)	COP	1,184,000	311
4.375%, 03/21/23	COP	1,917,000	504
4.000%, 02/26/24		1,317	1,254

			65,374

Costa Rica — 0.8%
Banco Nacional de Costa Rica
6.250%, 11/01/23 (A)		240	230
Instituto Costarricense de Electricidad
6.950%, 11/10/21		400	398
6.375%, 05/15/43		250	188
Republic of Costa Rica
7.158%, 03/12/45 (A)		1,237	1,036
7.158%, 03/12/45		1,290	1,080
7.000%, 04/04/44		1,400	1,167
7.000%, 04/04/44 (A)		4,412	3,679
4.375%, 04/30/25		702	590
4.375%, 04/30/25 (A)		781	656
4.250%, 01/26/23		1,424	1,246

			10,270

Croatia — 1.2%
Government of Croatia
6.750%, 11/05/19		790	846
6.625%, 07/14/20		2,795	2,995
6.375%, 03/24/21 (A)		2,229	2,367
6.375%, 03/24/21		2,990	3,175
6.250%, 04/27/17 (A)		630	653
6.000%, 01/26/24		1,930	2,011

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
6.000%, 01/26/24 (A)		1,948	$2,029
5.875%, 07/09/18	EUR	150	177
5.500%, 04/04/23		1,881	1,910

			16,163

Dominican Republic — 1.2%
Dominican Republic
15.950%, 06/04/21	DOP	3,800	102
11.500%, 05/10/24	DOP	55,000	1,273
11.000%, 01/05/18	DOP	6,320	141
11.000%, 07/30/21 (A)	DOP	53,760	1,175
9.040%, 01/23/18		993	1,050
8.625%, 04/20/27		1,407	1,632
7.500%, 05/06/21 (A)		1,774	1,903
7.450%, 04/30/44		1,015	1,023
7.450%, 04/30/44 (A)		2,850	2,871
6.850%, 01/27/45		400	377
6.850%, 01/27/45 (A)		1,699	1,601
6.600%, 01/28/24		882	917
5.875%, 04/18/24 (A)		1,259	1,256
5.875%, 04/18/24		210	210

			15,531

Ecuador — 0.8%
Ecuador Government International Bond
10.500%, 03/24/20		1,913	1,540
EP PetroEcuador via Noble Sovereign Funding I
6.224%, 09/24/19 (D)		3,058	2,508
Republic of Ecuador
10.500%, 03/24/20 (A)		3,770	3,035
7.950%, 06/20/24		4,100	3,023

			10,106

Egypt — 0.2%
Government of Egypt
6.875%, 04/30/40		435	352
5.875%, 06/11/25 (A)		2,140	1,855

			2,207

El Salvador — 0.7%
Republic of El Salvador
8.250%, 04/10/32		267	249
8.250%, 04/10/32		513	478
7.750%, 01/24/23		708	690
7.650%, 06/15/35		3,161	2,695
7.625%, 02/01/41		530	449
7.375%, 12/01/19		1,120	1,116
6.375%, 01/18/27 (A)		1,755	1,483
6.375%, 01/18/27		2,530	2,138
5.875%, 01/30/25 (A)		638	537

3	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

December 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
5.875%, 01/30/25		210	$175

			10,010

Ethiopia — 0.0%
Federal Democratic Republic of Ethiopia
6.625%, 12/11/24 (A)		669	592

Gabon — 0.1%
Gabonese Republic
8.200%, 12/12/17		282	283
6.950%, 06/16/25 (A)		388	308
6.375%, 12/12/24 (A)		261	207
6.375%, 12/12/24		255	202

			1,000

Georgia — 0.3%
Georgian Railway
7.750%, 07/11/22		3,377	3,418

Ghana — 0.5%
Republic of Ghana
10.750%, 10/14/30		2,663	2,702
8.500%, 10/04/17 (A)		300	292
8.125%, 01/18/26 (A)		2,736	2,135
8.125%, 01/18/26		290	226
7.875%, 08/07/23		1,400	1,103

			6,458

Guatemala — 0.1%
Comcel Trust
6.875%, 02/06/24 (A)		1,090	839

Honduras — 0.0%
Republic of Honduras
8.750%, 12/16/20		560	619

Hungary — 5.1%
Magyar Export-Import Bank
4.000%, 01/30/20 (A)		925	931
Republic of Hungary
7.625%, 03/29/41		8,018	10,849
7.500%, 11/12/20	HUF	262,990	1,099
7.000%, 06/24/22	HUF	2,727,700	11,504
6.500%, 06/24/19	HUF	557,910	2,173
6.375%, 03/29/21		1,254	1,430
6.250%, 01/29/20		770	861
6.000%, 11/24/23	HUF	1,715,290	6,964
5.750%, 11/22/23		5,134	5,744
5.500%, 12/22/16	HUF	555,220	1,991
5.500%, 12/20/18	HUF	404,600	1,513
5.500%, 06/24/25	HUF	2,454,900	9,859

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
5.375%, 02/21/23		3,757	$4,095
5.375%, 03/25/24		536	587
4.125%, 02/19/18		700	729
4.000%, 04/25/18	HUF	209,060	748
4.000%, 03/25/19		636	663
3.500%, 06/24/20	HUF	1,014,900	3,626
3.500%, 06/24/20	HUF	121,180	434
3.000%, 06/26/24	HUF	479,050	1,596
2.500%, 06/22/18	HUF	239,220	828

			68,224

India — 0.3%
ABJA Investment Pte
5.950%, 07/31/24		472	393
Bharti Airtel International Netherlands
5.125%, 03/11/23		3,155	3,266
Export-Import Bank of India MTN
4.000%, 08/07/17		200	205
Vedanta Resources
8.250%, 06/07/21 (A)		27	15
6.000%, 01/31/19 (A)		131	83

			3,962

Indonesia — 8.0%
Majapahit Holding
8.000%, 08/07/19		470	526
7.875%, 06/29/37 (A)		205	222
7.875%, 06/29/37		300	324
7.750%, 01/20/20		894	1,000
Pelabuhan Indonesia III
4.875%, 10/01/24		1,659	1,564
Pertamina Persero MTN
6.500%, 05/27/41 (A)		380	332
6.450%, 05/30/44 (A)		665	578
6.450%, 05/30/44		439	386
6.000%, 05/03/42		340	278
6.000%, 05/03/42 (A)		935	766
5.625%, 05/20/43		3,882	3,038
5.250%, 05/23/21 (A)		500	499
4.875%, 05/03/22 (A)		220	211
Perusahaan Listrik Negara MTN
5.250%, 10/24/42		580	456
Republic of Indonesia MTN
12.800%, 06/15/21	IDR	210,000	18
11.625%, 03/04/19		1,674	2,102
11.625%, 03/04/19 (A)		975	1,224
11.625%, 03/04/19		80	101
11.000%, 09/15/25	IDR	3,200,000	262
9.000%, 03/15/29	IDR	202,937,000	14,728
8.750%, 05/15/31	IDR	31,451,000	2,239
8.500%, 10/12/35		925	1,151
8.375%, 03/15/24	IDR	255,396,000	18,013

4	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

December 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
8.375%, 09/15/26	IDR	17,580,000	$1,242
8.375%, 03/15/34	IDR	158,246,000	10,750
8.250%, 06/15/32	IDR	17,369,000	1,164
8.250%, 05/15/36	IDR	12,322,000	835
7.875%, 04/15/19	IDR	47,746,000	3,368
7.750%, 01/17/38		7,418	8,678
7.750%, 01/17/38		291	340
7.000%, 05/15/22	IDR	158,680,000	10,447
7.000%, 05/15/27	IDR	2,300,000	143
6.750%, 01/15/44 (A)		650	697
6.750%, 01/15/44		1,000	1,072
6.625%, 05/15/33	IDR	35,776,000	2,039
6.625%, 02/17/37		1,426	1,494
6.125%, 05/15/28	IDR	26,020,000	1,482
5.950%, 01/08/46		219	216
5.875%, 01/15/24		2,876	3,081
5.625%, 05/15/23	IDR	44,408,000	2,647
5.250%, 01/17/42		692	625
4.875%, 05/05/21 (A)		200	207
4.875%, 05/05/21		1,312	1,359
4.750%, 01/08/26		1,044	1,031
4.750%, 01/08/26 (A)		900	889
4.125%, 01/15/25		1,331	1,276
3.375%, 04/15/23 (A)		1,939	1,802
2.875%, 07/08/21 (A)	EUR	594	638

			107,540

Iraq — 0.3%
Republic of Iraq
5.800%, 01/15/28		5,140	3,459

Ivory Coast — 1.4%
Ivory Coast Government Bond
11.660%, 12/31/32		8,994	7,995
6.375%, 03/03/28 (A)		2,946	2,681
5.750%, 12/31/32		3,413	3,034
5.750%, 12/31/32		1,100	978
5.375%, 07/23/24		1,950	1,730
5.375%, 07/23/24 (A)		2,769	2,456

			18,874

Jamaica — 0.6%
Digicel Group
8.250%, 09/30/20		2,200	1,815
7.125%, 04/01/22 (A)		1,040	780
Government of Jamaica
7.875%, 07/28/45		857	834
7.625%, 07/09/25		2,156	2,285
6.750%, 04/28/28		2,919	2,897

			8,611

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Kazakhstan — 1.6%
Development Bank of Kazakhstan
4.125%, 12/10/22		770	$678
KazAgro National Management Holding
4.625%, 05/24/23		3,830	3,292
Kazakhstan Temir Zholy Finance
6.950%, 07/10/42 (A)		250	219
KazMunayGas National MTN
9.125%, 07/02/18		1,507	1,656
9.125%, 07/02/18 (A)		1,336	1,468
7.000%, 05/05/20 (A)		1,310	1,387
6.375%, 04/09/21		1,099	1,131
6.375%, 04/09/21 (A)		5,303	5,455
Republic of Kazakhstan MTN
6.500%, 07/21/45		1,720	1,691
6.500%, 07/21/45 (A)		360	354
6.375%, 10/06/20 (A)		600	590
5.125%, 07/21/25		1,931	1,913
Samruk-Energy MTN
3.750%, 12/20/17		500	485
Zhaikmunai
6.375%, 02/14/19 (A)		336	262
Zhaikmunai Via Zhaikmunai International
7.125%, 11/13/19 (A)		497	386

			20,967

Kenya — 0.6%
Kenya Government International Bond
6.875%, 06/24/24		673	589
6.875%, 06/24/24 (A)		5,165	4,519
5.875%, 06/24/19 (A)		1,295	1,221
Kenya Infrastructure Bond
11.000%, 09/15/25	KES	230,000	1,998
11.000%, 10/12/26		20,000	167

			8,494

Lithuania — 0.3%
Republic of Lithuania
7.375%, 02/11/20		462	546
7.375%, 02/11/20 (A)		195	231
6.625%, 02/01/22		200	239
6.125%, 03/09/21		950	1,095
6.125%, 03/09/21 (A)		1,424	1,641

			3,752

Luxembourg — 0.0%
Altice Financing
8.000%, 12/15/19	EUR	400	452

Malaysia — 4.3%
1MDB Global Investments
4.400%, 03/09/23	MYR	5,100	4,437

5	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

December 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Malaysia Government Bond
5.248%, 09/15/28 (A)	MYR	1,050	$261
4.935%, 09/30/43	MYR	4,200	996
4.498%, 04/15/30	MYR	1,240	286
4.392%, 04/15/26	MYR	10,601	2,480
4.262%, 09/15/16	MYR	19,118	4,515
4.181%, 07/15/24	MYR	11,316	2,626
4.160%, 07/15/21	MYR	4,260	1,007
4.048%, 09/30/21	MYR	4,330	1,014
4.012%, 09/15/17	MYR	900	214
3.955%, 09/15/25	MYR	34,397	7,859
3.892%, 03/15/27	MYR	1,369	304
3.889%, 07/31/20	MYR	2,330	548
3.844%, 04/15/33	MYR	1,770	372
3.654%, 10/31/19	MYR	13,430	3,141
3.580%, 09/28/18	MYR	4,747	1,118
3.502%, 05/31/27	MYR	1,050	222
3.492%, 03/31/20	MYR	12,824	2,973
3.480%, 03/15/23	MYR	14,448	3,222
3.418%, 08/15/22	MYR	15,169	3,398
3.314%, 10/31/17	MYR	39,479	9,296
3.260%, 03/01/18	MYR	19,210	4,484
Petronas Capital MTN
4.500%, 03/18/45 (A)		1,010	958
3.500%, 03/18/25 (A)		2,593	2,492

			58,223

Mexico — 8.0%
America Movil
7.125%, 12/09/24	MXN	18,110	1,017
6.000%, 06/09/19	MXN	12,420	715
BBVA Bancomer
6.750%, 09/30/22 (A)		500	550
Cemex
6.125%, 05/05/25 (A)		1,241	1,061
5.700%, 01/11/25 (A)		213	178
Cemex Finance
9.375%, 10/12/22		1,500	1,579
9.375%, 10/12/22 (A)		572	602
6.000%, 04/01/24 (A)		62	53
Comision Federal de Electricidad
7.350%, 11/25/25		21,225	1,174
5.750%, 02/14/42 (A)		500	450
4.875%, 01/15/24 (A)		237	233
Fermaca Enterprises S de RL
6.375%, 03/30/38 (A)		353	331
Mexican Bonos, Ser M10
8.500%, 12/13/18	MXN	28,140	1,792
7.750%, 12/14/17	MXN	31,021	1,920
7.250%, 12/15/16	MXN	14,611	874
Mexican Bonos, Ser M20
10.000%, 12/05/24 (D)	MXN	321,660	23,445

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
8.500%, 05/31/29	MXN	27,273	$1,846
8.000%, 12/07/23	MXN	11,575	750
7.750%, 05/29/31	MXN	71,086	4,514
Mexican Bonos, Ser M30
10.000%, 11/20/36	MXN	8,900	689
8.500%, 11/18/38	MXN	93,076	6,332
Mexican Bonos
7.750%, 11/23/34	MXN	16,946	1,073
7.750%, 11/13/42	MXN	36,350	2,300
7.500%, 06/03/27	MXN	39,023	2,452
6.500%, 06/09/22	MXN	60,549	3,607
5.000%, 06/15/17	MXN	34,891	2,049
5.000%, 12/11/19	MXN	52,380	3,002
Mexican Udibonos
2.500%, 12/10/20	MXN	6,273	1,901
2.000%, 06/09/22	MXN	1,471	428
Mexico Cetes
0.000%, 03/03/16	MXN	615,590	3,546
Petroleos Mexicanos MTN
9.500%, 09/15/27		169	198
7.190%, 09/12/24	MXN	55,630	2,982
6.625%, 06/15/35		3,450	3,084
6.500%, 06/02/41		1,709	1,477
6.375%, 01/23/45		2,518	2,134
6.375%, 01/23/45 (A)		806	682
5.625%, 01/23/46		452	346
5.500%, 01/21/21		1,469	1,482
5.500%, 06/27/44		168	126
5.500%, 06/27/44		739	556
4.875%, 01/18/24		900	839
4.500%, 01/23/26 (A)		314	276
4.250%, 01/15/25 (A)		2,293	2,006
4.250%, 01/15/25		3,625	3,172
3.500%, 07/23/20		125	118
3.500%, 01/30/23 (A)		185	161
Petroloes Mexicanos MTN
5.625%, 01/23/46 (A)		3,290	2,518
Sixsigma Networks Mexico
8.250%, 11/07/21 (A)		548	523
United Mexican States MTN
7.500%, 04/08/33		336	436
6.050%, 01/11/40		1,290	1,417
5.750%, 10/12/10		468	437
5.550%, 01/21/45		2,964	3,038
4.750%, 03/08/44		1,567	1,428
4.600%, 01/23/46		2,301	2,036
4.000%, 10/02/23		2,141	2,169
3.600%, 01/30/25		2,434	2,372

			106,476

6	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

December 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Mongolia — 0.8%
Development Bank of Mongolia MTN
5.750%, 03/21/17		902	$860
Mongolia Government Bond MTN
5.125%, 12/05/22		7,907	6,269
5.125%, 12/05/22		481	381
4.125%, 01/05/18		2,556	2,336
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/20 (A)		355	341

			10,187

Montenegro — 0.0%
Republic of Montenegro
5.375%, 05/20/19	EUR	399	445

Morocco — 0.3%
Kingdom of Morocco
5.500%, 12/11/42		1,795	1,727
5.500%, 12/11/42 (A)		200	193
4.250%, 12/11/22 (A)		287	284
OCP
6.875%, 04/25/44 (A)		655	641
5.625%, 04/25/24 (A)		305	310
4.500%, 10/22/25 (A)		1,056	982

			4,137

Mozambique — 0.0%
EMATUM Via Mozambique EMATUM Finance 2020
6.305%, 09/11/20		591	492

Namibia — 0.0%
Namibia International Bonds
5.250%, 10/29/25 (A)		213	198

Nigeria — 0.3%
Republic of Nigeria
6.750%, 01/28/21		2,902	2,695
6.750%, 01/28/21 (A)		550	511
6.375%, 07/12/23		1,163	1,024

			4,230

Pakistan — 0.4%
Republic of Pakistan
8.250%, 04/15/24		3,400	3,486
7.250%, 04/15/19 (A)		500	512
7.125%, 03/31/16		500	501
6.875%, 06/01/17		430	439
6.875%, 06/01/17		100	102

			5,040

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Panama — 1.1%
Panama Notas del Tesoro
4.875%, 02/05/21		704	$736
Republic of Panama
9.375%, 01/16/23		560	750
9.375%, 04/01/29		3,456	4,977
8.875%, 09/30/27		1,345	1,859
8.125%, 04/28/34		2,128	2,772
6.700%, 01/26/36		1,350	1,603
4.300%, 04/29/53		130	111
4.000%, 09/22/24		901	901
3.750%, 03/16/25		862	845

			14,554

Paraguay — 0.4%
Republic of Paraguay
6.100%, 08/11/44 (A)		1,536	1,467
6.100%, 08/11/44		861	822
4.625%, 01/25/23		3,216	3,120
Telefonica Celular del Paraguay
6.750%, 12/13/22		200	182
6.750%, 12/13/22		200	183

			5,774

Peru — 1.7%
Abengoa Transmision Sur
6.875%, 04/30/43 (A)		273	283
Peru Enhanced Pass-Through Finance
4.648%, 06/02/25 (A)		1,000	755
2.265%, 05/31/18		67	64
2.007%, 05/31/18 (A)		182	174
Republic of Peru
8.750%, 11/21/33		3,637	5,128
8.200%, 08/12/26	PEI	4,268	1,318
7.350%, 07/21/25		1,344	1,685
6.950%, 08/12/31	PEI	9,861	2,690
6.950%, 08/12/31	PEI	6,696	1,827
6.850%, 02/12/42	PEI	613	160
6.550%, 03/14/37		1,794	2,072
5.700%, 08/12/24 (A)	PEI	10,512	2,787
5.700%, 08/12/24	PEI	3,584	954
5.200%, 09/12/23		830	218
4.125%, 08/25/27		2,000	1,960
Southern Copper
3.875%, 04/23/25		680	610

			22,685

Philippines — 0.1%
Development Bank of Philippines
5.500%, 03/25/21		330	365

7	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

December 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Republic of Philippines
3.900%, 11/26/22	PHP	45,000	$919

			1,284

Poland — 3.8%
Republic of Poland, Ser 0922
5.750%, 09/23/22	PLN	21,939	6,602
Republic of Poland
4.000%, 10/25/23	PLN	5,104	1,399
3.750%, 04/25/18	PLN	4,860	1,286
3.250%, 07/25/25	PLN	72,643	18,920
3.000%, 08/24/16	PLN	9,107	2,346
3.000%, 03/17/23	PLN	290	287
2.750%, 08/25/23	PLN	18,783	5,255
2.500%, 07/25/18	PLN	8,300	2,139
2.500%, 07/25/26	PLN	3,590	856
2.000%, 04/25/21	PLN	3,349	828
1.624%, 07/25/16	PLN	1,400	352
1.559%, 01/25/16	PLN	11,378	2,879
1.500%, 04/25/20	PLN	21,670	5,319
0.000%, 07/25/17	PLN	9,270	2,293

			50,761

Qatar — 0.1%
Ooredoo International Finance
7.875%, 06/10/19		665	784

Romania — 1.6%
Government of Romania MTN
6.750%, 02/07/22 (A)		350	411
6.750%, 02/07/22		3,879	4,556
6.125%, 01/22/44		300	350
5.950%, 06/11/21	RON	2,630	730
5.850%, 04/26/23	RON	9,250	2,562
5.750%, 04/29/20	RON	13,000	3,545
4.750%, 06/24/19	RON	3,300	866
4.750%, 02/24/25	RON	24,630	6,368
4.375%, 08/22/23		1,416	1,474

			20,862

Russia — 5.5%
Alfa Bank Via Alfa Bond Issuance
7.750%, 04/28/21		1,500	1,566
Gaz Capital
6.510%, 03/07/22 (A)		224	225
Gazprom Neft OAO Via GPN Capital
4.375%, 09/19/22 (A)		230	203
Gazprom OAO Via Gaz Capital
9.250%, 04/23/19		2,318	2,589
9.250%, 04/23/19 (A)		381	425
6.510%, 03/07/22		708	712
5.999%, 01/23/21 (A)		310	309

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
4.950%, 07/19/22 (A)		157	$147
4.950%, 02/06/28 (A)		2,390	2,017
Ritekro
13.612%, 11/07/22 (B)(F)		914	457
Rosneft Oil via Rosneft International Finance
4.199%, 03/06/22 (A)		465	410
3.149%, 03/06/17 (A)		7	7
Russian Federal Bond - OFZ
8.150%, 02/03/27	RUB	34,254	430
7.600%, 04/14/21	RUB	656,180	8,221
7.600%, 07/20/22	RUB	612,239	7,595
7.500%, 03/15/18	RUB	180,510	2,363
7.500%, 02/27/19	RUB	274,827	3,532
7.400%, 04/19/17	RUB	70,000	930
7.350%, 01/20/16	RUB	80,000	1,095
7.050%, 01/19/28	RUB	395,861	4,521
7.000%, 01/25/23	RUB	233,026	2,778
7.000%, 08/16/23	RUB	418,175	4,949
6.900%, 08/03/16	RUB	48,434	653
6.800%, 12/11/19	RUB	85,636	1,062
6.700%, 05/15/19	RUB	591,505	7,412
6.500%, 12/03/14	RUB	22,770	272
6.400%, 05/27/20	RUB	132,579	1,605
6.200%, 01/31/18	RUB	255,304	3,251
Russian Foreign Bond—Eurobond
5.875%, 09/16/43		2,200	2,140
5.625%, 04/04/42		2,400	2,270
4.875%, 09/16/23		3,000	3,048
4.875%, 09/16/23 (A)		1,200	1,219
3.625%, 09/16/20 (E)		—	—
3.250%, 04/04/17		600	599
Vnesheconombank Via VEB Finance
6.902%, 07/09/20		1,310	1,324
6.800%, 11/22/25		2,294	2,221
6.800%, 11/22/25 (A)		150	145
5.450%, 11/22/17 (A)		400	399

			73,101

Senegal — 0.5%
Republic of Senegal
8.750%, 05/13/21		1,790	1,871
8.750%, 05/13/21 (A)		540	564
6.250%, 07/30/24		4,255	3,787
6.250%, 07/30/24 (A)		426	379

			6,601

Serbia — 0.3%
Republic of Serbia
7.250%, 09/28/21		1,870	2,114
7.250%, 09/28/21 (A)		200	226
5.875%, 12/03/18		815	857

8	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

December 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
5.875%, 12/03/18 (A)		530	$558
4.875%, 02/25/20		200	205

			3,960

Slovenia — 0.9%
Slovenia Government International Bond
5.850%, 05/10/23		1,800	2,051
5.250%, 02/18/24		9,080	10,022

			12,073

South Africa — 4.7%
Eskom Holdings
7.125%, 02/11/25		2,320	2,007
7.125%, 02/11/25 (A)(E)		4,613	3,990
6.750%, 08/06/23		1,625	1,410
6.750%, 08/06/23 (A)		1,289	1,118
5.750%, 01/26/21		1,389	1,208
Republic of South Africa
10.500%, 12/21/26	ZAR	130,038	8,862
8.750%, 01/31/44	ZAR	20,346	1,109
8.750%, 02/28/48	ZAR	53,732	2,959
8.500%, 01/31/37	ZAR	44,905	2,457
8.250%, 09/15/17	ZAR	8,000	515
8.250%, 03/31/32	ZAR	8,270	455
8.000%, 12/21/18	ZAR	5,380	339
8.000%, 01/31/30	ZAR	172,076	9,394
7.750%, 02/28/23	ZAR	108,686	6,371
7.250%, 01/15/20	ZAR	62,032	3,752
7.000%, 02/28/31	ZAR	75,469	3,713
6.875%, 05/27/19		580	620
6.750%, 03/31/21	ZAR	31,200	1,802
6.500%, 02/28/41	ZAR	39,901	1,703
6.250%, 03/31/36	ZAR	47,219	2,036
5.875%, 09/16/25		4,698	4,802
Transnet SOC MTN
9.500%, 05/13/21 (A)	ZAR	13,360	765
ZAR Sovereign Capital Fund Propriety
3.903%, 06/24/20 (A)		1,046	1,004

			62,391

Sri Lanka — 0.3%
Republic of Sri Lanka
5.875%, 07/25/22		1,020	931
Sri Lanka Government International Bond
6.850%, 11/03/25		2,689	2,533

			3,464

Supra-National — 0.1%
European Investment Bank MTN
8.500%, 09/17/24	ZAR	9,200	550

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Inter-American Development Bank MTN
7.350%, 09/12/18	IDR	20,140,000	$1,375

			1,925

Thailand — 3.1%
Thailand Government Bond
5.670%, 03/13/28	THB	3,000	109
4.875%, 06/22/29	THB	148,824	5,107
4.675%, 06/29/44		18,849	625
3.875%, 06/13/19	THB	118,000	3,509
3.850%, 12/12/25	THB	143,363	4,447
3.650%, 12/17/21	THB	386,356	11,561
3.625%, 06/16/23	THB	320,710	9,636
3.580%, 12/17/27	THB	69,970	2,101
2.550%, 06/26/20	THB	90,000	2,563
1.250%, 03/12/28	THB	23,374	568
1.200%, 07/14/21	THB	59,400	1,661

			41,887

Trinidad & Tobago — 0.0%
Republic of Trinidad & Tobago
4.375%, 01/16/24 (A)		395	418

Tunisia — 0.1%
Banque Centrale de Tunisie
5.750%, 01/30/25 (A)		1,298	1,123

Turkey — 6.3%
Export Credit Bank of Turkey
5.875%, 04/24/19 (A)		200	206
5.000%, 09/23/21 (A)		538	528
Republic of Turkey
11.875%, 01/15/30		900	1,475
10.500%, 01/15/20	TRY	14,570	4,997
10.400%, 03/27/19	TRY	3,560	1,210
10.400%, 03/20/24	TRY	2,250	759
9.500%, 01/12/22	TRY	8,610	2,807
9.000%, 03/08/17	TRY	10,845	3,650
9.000%, 07/24/24	TRY	29,892	9,391
8.800%, 11/14/18	TRY	9,824	3,214
8.500%, 07/10/19	TRY	3,658	1,173
8.500%, 09/14/22	TRY	13,148	4,054
8.300%, 06/20/18	TRY	14,151	4,611
8.200%, 07/13/16	TRY	2,004	678
8.000%, 03/12/25	TRY	2,113	620
8.000%, 02/14/34		1,350	1,687
7.500%, 11/07/19		2,260	2,534
7.400%, 02/05/20	TRY	38,587	11,829
7.375%, 02/05/25		1,258	1,469
7.100%, 03/08/23	TRY	6,560	1,857
7.000%, 06/05/20		3,187	3,546
6.875%, 03/17/36		1,787	2,001

9	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

December 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
6.750%, 04/03/18		1,374	$1,478
6.750%, 05/30/40		2,513	2,793
6.300%, 02/14/18	TRY	1,090	343
6.250%, 09/26/22		2,414	2,621
6.000%, 01/14/41		280	286
5.750%, 03/22/24		801	846
5.625%, 03/30/21		1,912	2,022
5.125%, 03/25/22		2,063	2,117
4.875%, 04/16/43		673	592
4.250%, 04/14/26		1,278	1,198
3.000%, 08/02/23		6,285	2,191
TC Ziraat Bankasi
4.250%, 07/03/19 (A)		1,440	1,418
Turk Telekomunikasyon
4.875%, 06/19/24		1,750	1,656

			83,857

Ukraine — 1.0%
Government of Ukraine
9.250%, 07/24/17		3,434	2,713
7.800%, 11/28/22		901	708
7.750%, 09/01/19		109	101
7.750%, 09/01/20		535	492
7.750%, 09/01/21		516	469
7.750%, 09/01/22 (A)		2,595	2,351
7.750%, 09/01/22		516	467
7.750%, 09/01/23		516	459
7.750%, 09/01/24		516	457
7.750%, 09/01/25		400	352
7.750%, 09/01/26		400	348
7.750%, 09/01/27		400	348
6.750%, 11/14/17		1,898	1,482
6.250%, 06/17/16		808	658
0.000%, 05/31/40 (D)		953	376
Ukreximbank Via Biz Finance
9.625%, 04/27/22 (A)		1,711	1,529

			13,310

United Arab Emirates — 0.2%
MAF Global Securities
7.125%, 10/29/49 (D)		2,490	2,518

Uruguay — 0.7%
Republic of Uruguay
7.625%, 03/21/36		786	971
5.100%, 06/18/50		4,249	3,665
4.500%, 08/14/24		632	641
4.375%, 10/27/27		1,443	1,418
4.125%, 11/20/45		458	355

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Republic of Uruguay PIK
7.875%, 01/15/33	1,809	$2,252

		9,302

Venezuela — 2.0%
Petroleos de Venezuela
8.500%, 11/02/17	7,016	3,736
8.500%, 11/02/17	6,502	3,463
6.000%, 05/16/24	7,010	2,611
5.500%, 04/12/37	4,700	1,704
5.250%, 04/12/17	7,655	3,846
5.250%, 04/12/17	156	78
5.125%, 10/28/16	2,629	1,800
Republic of Venezuela
13.625%, 08/15/18	144	79
13.625%, 08/15/18	1,716	1,030
11.950%, 08/05/31	1,420	629
11.750%, 10/21/26	2,515	1,119
9.375%, 01/13/34	5,886	2,310
9.250%, 09/15/27	1,313	538
9.250%, 05/07/28	445	174
8.250%, 10/13/24	500	190
8.250%, 10/13/24	7,020	2,668
5.750%, 02/26/16	189	170

		26,145

Vietnam — 0.1%
Republic of Vietnam
4.800%, 11/19/24 (A)	1,026	985
4.800%, 11/19/24	200	192

		1,177

Zambia — 0.3%
Republic of Zambia
8.970%, 07/30/27 (A)	1,639	1,293
8.970%, 07/30/27	1,138	902
8.500%, 04/14/24	836	663
8.500%, 04/14/24 (A)	732	580
5.375%, 09/20/22	221	160

		3,598

Total Global Bonds (Cost $1,456,052) ($ Thousands)		1,244,125

LOAN PARTICIPATIONS — 0.0%

Singapore — 0.0%
Ashmore Cayman SPC, No. 1
0.000%, 08/31/11 (D)(F)	262	131

10	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

December 31, 2015

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Morton Bay
6.220%, 12/31/13 (B)(F)	3,158	$—

Total Loan Participations (Cost $3,395) ($ Thousands)		131

	Shares
AFFILIATED PARTNERSHIP — 1.5%
SEI Liquidity Fund, L.P.
0.260% **†(G)	20,653,337	20,653

Total Affiliated Partnership (Cost $20,653) ($ Thousands)		20,653

Total Investments — 94.6% (Cost $1,480,100) ($ Thousands) @		$1,264,909

A list of the open futures contracts held by the Fund at December 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
JSE Bond Future R186	107	Feb-2016	$(74)
JSE Bond Future R2037	160	Feb-2016	(93)
JSE Bond Future R207	650	Feb-2016	(218)
JSE Bond Future R208	670	Feb-2016	(257)
U.S. 10-Year Treasury Note	14	Mar-2016	(6)
U.S. 10-Year Treasury Note	(53)	Mar-2016	27
U.S. 2-Year Treasury Note	11	Apr-2016	(4)
U.S. 5-Year Treasury Note	(45)	Mar-2016	16
U.S. Long Treasury Bond	21	Mar-2016	2

			$(607)

For the period ended December 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2015, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
01/05/16-02/24/16	USD	6,266	BRL	24,515	$(101)
01/05/16-03/02/16	BRL	76,956	USD	19,720	510
01/06/16-03/16/16	USD	31,519	EUR	29,124	134
01/06/16-03/16/16	EUR	33,570	USD	36,129	(347)
01/08/16	EUR	767	PEI	2,769	(22)

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
01/08/16-03/16/16	USD	6,420	PEI	21,923	$(50)
01/08/16-03/16/16	USD	12,133	RON	50,731	62
01/11/16-01/11/16	EUR	12,595	RON	56,021	(220)
01/11/16-01/11/16	RON	39,656	EUR	8,901	139
01/14/16-03/16/16	USD	21,812	COP	67,575,790	(583)
01/14/16-03/16/16	MYR	33,871	USD	8,010	159
01/14/16-03/16/16	COP	58,001,692	USD	19,032	798
01/14/16-01/19/16	IDR	125,797,177	USD	8,927	(151)
01/15/16-03/16/16	USD	5,958	RUB	420,687	(306)
01/15/16-03/16/16	PLN	40,193	USD	10,012	(162)
01/15/16-03/16/16	RUB	1,895,004	USD	27,393	1,717
01/19/16-03/17/16	USD	11,845	IDR	166,923,393	43
01/19/16-03/16/16	USD	18,377	INR	1,235,962	188
01/19/16-03/16/16	KRW	27,937,247	USD	23,892	117
01/20/16-03/16/16	USD	12,298	KRW	14,105,127	(300)
01/20/16-03/16/16	USD	12,542	CNY	80,973	(230)
01/20/16-04/20/16	CNY	64,214	USD	9,866	90
01/20/16	TWD	336,550	USD	10,347	125
01/22/16-02/03/16	ZAR	190,218	USD	12,592	376
01/25/16-01/25/16	USD	1,018	THB	36,608	(1)
01/25/16-03/16/16	THB	104,313	USD	2,895	(1)
01/27/16	USD	319	ILS	1,230	(2)
01/27/16	USD	2,606	CNH	17,012	(26)
01/27/16-03/16/16	ILS	53,401	USD	13,786	37
01/28/16-03/16/16	USD	8,971	CLP	6,317,227	(94)
01/28/16-03/16/16	CLP	8,294,088	USD	11,633	(29)
02/03/16-03/16/16	USD	6,974	MYR	30,192	29
02/03/16-03/16/16	USD	18,437	ZAR	268,570	(1,216)
02/04/16	PLN	1,971	EUR	464	5
02/04/16-02/04/16	EUR	17,570	PLN	75,446	3
02/12/16-07/29/16	KES	225,837	USD	2,056	(93)
02/16/16-03/16/16	USD	4,335	PHP	205,287	14
02/16/16-03/16/16	PEI	60,152	USD	17,625	146
02/17/16-03/16/16	USD	21,547	MXN	365,188	(467)
02/17/16-03/16/16	CZK	78,090	USD	3,166	16
02/17/16-03/16/16	MXN	144,509	USD	8,439	110
02/26/16-08/10/16	USD	9,433	NGN	2,367,488	666
02/26/16-06/02/16	NGN	1,654,956	USD	6,874	(371)
02/29/16	USD	865	ARS	13,102	97
03/03/16-03/16/16	USD	16,446	TRY	49,321	147
03/03/16-03/16/16	TRY	35,459	USD	11,779	(139)
03/16/16	USD	30	TWD	967	(1)
03/16/16	USD	3,177	CZK	78,100	(26)
03/16/16-03/16/16	USD	3,295	HUF	966,420	26
03/16/16-03/16/16	SGD	9,473	USD	6,721	58
03/16/16-03/16/16	USD	14,172	PLN	56,700	174
03/16/16	RON	15,662	USD	3,826	58
03/16/16	HUF	4,357,388	USD	15,140	166
03/29/16-03/29/16	HUF	4,917,295	EUR	15,668	159
11/30/16	ARS	15,714	USD	865	(47)

					$1,384

11	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

December 31, 2015

A list of the counterparties for the open forward foreign currency contracts held by the Fund at December 31, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	$(12,234)	$12,781	$547
Citigroup	(170,278)	171,169	891
Deutsche Bank	(6,411)	6,485	74
Goldman Sachs	(175,727)	176,120	393

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
HSBC	$(21,081)	$21,043	$(38)
JPMorgan Chase Bank	(193,172)	192,821	(351)
Merrill Lynch	(642)	623	(19)
Standard Chartered	(14,492)	14,497	5
UBS	(4,883)	4,765	(118)

			$1,384

For the period ended December 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of open OTC swap agreements held by the Fund at December 31, 2015, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Goldman Sachs	4.63%	1-Day CLP-CLICP	08/21/25	CLP	205,000	$28
Goldman Sachs	3-Month ZAR-JIBAR	8.76%	01/16/29	ZAR	52,000	(192)
Goldman Sachs	28-Day MXN-TIIE	6.21%	12/08/25	MXN	72,654	(64)
Goldman Sachs	2.46%	6-Month PLN-WIBOR	09/22/25	PLN	5,500	(7)
Goldman Sachs	28-Day MXN-TIIE	6.36%	09/05/25	MXN	59,917	1
Goldman Sachs	28-Day MXN-TIIE	6.36%	05/21/25	MXN	23,145	2
Goldman Sachs	3.45%	6-Month HUF-BUBOR	05/11/25	HUF	800,000	(206)
Goldman Sachs	4.53%	1-Day CLP-CLICP	03/11/25	CLP	791,933	112
Goldman Sachs	3-Month ZAR-JIBAR	8.30%	01/16/24	ZAR	23,000	(81)
Goldman Sachs	3-Month ZAR-JIBAR	8.19%	12/20/23	ZAR	10,000	(41)
Goldman Sachs	1-Year BRL-CDI	10.89%	01/03/23	BRL	5,012	(418)
Goldman Sachs	1-Day BRL-CETIP	11.99%	01/02/23	BRL	3,000	(194)
Goldman Sachs	28-Day MXN-TIIE	5.90%	09/12/22	MXN	75,956	(15)
Goldman Sachs	1-Day BRL-CDI	12.73%	01/04/21	BRL	10,608	(447)
Goldman Sachs	0.57%	6-Month CZK-PRIBOR	12/16/20	CZK	90,000	13
Goldman Sachs	6.78%	Columbia IBR Overnight Interbank	12/15/20	COP	10,000,000	133
Goldman Sachs	3-Month MYR-KLIBOR	4.37%	12/15/20	MYR	12,000	48
Goldman Sachs	0.42%	6-Month CZK-PRIBOR	10/23/20	CZK	42,000	18
Goldman Sachs	0.59%	6-Month CZK-PRIBOR	03/13/20	CZK	25,000	(5)
Goldman Sachs	5.12%	28-Day MXN-TIIE	11/28/19	MXN	12,000	2
Goldman Sachs	28-Day MXN-TIIE	6.82%	06/27/19	MXN	218,869	76
Goldman Sachs	1-Day BRL-CETIP	13.39%	01/02/19	BRL	14,395	(311)
Goldman Sachs	1-Day BRL-CETIP	13.42%	01/02/19	BRL	19,336	(414)
Goldman Sachs	4.62%	28-Day MXN-TIIE	10/25/18	MXN	163,553	35
Goldman Sachs	1-Year BRL-CDI	11.81%	01/02/18	BRL	9,833	(226)
Goldman Sachs	1-Year BRL-CDI	11.98%	01/02/18	BRL	3,338	(72)
Goldman Sachs	1-Day BRL-CETIP	12.86%	01/02/18	BRL	35,816	(581)
Goldman Sachs	1-Day BRL-CETIP	13.27%	01/02/17	BRL	27,961	(169)
Goldman Sachs	2.45%	6-Month HUF-BUBOR	07/11/16	HUF	3,073,496	(187)
Goldman Sachs	0.76%	3-Month ILS-TELBOR	05/22/16	ILS	11,000	(21)
Goldman Sachs	0.95%	3-Month ILS-TELBOR	04/02/16	ILS	6,000	(14)
Goldman Sachs	1.21%	3-Month ILS-TELBOR	02/14/16	ILS	8,000	(25)
Goldman Sachs	3.31%	6-Month PLN-WIBOR	02/03/16	PLN	30,000	(183)
Goldman Sachs	1.20%	3-Month ILS-TELBOR	01/16/16	ILS	34,383	(104)

12	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

December 31, 2015

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Goldman Sachs	1-Year BRL-CDI	11.59%	01/04/16	BRL	5,024	$(1)
Goldman Sachs	1-Year BRL-CDI	11.00%	01/04/16	BRL	45,820	(1)
Goldman Sachs	1-Year BRL-CDI	11.92%	01/04/16	BRL	20,309	(1)
JPMorgan Chase Bank	4.72%	1-Day CLP - CLICP	06/05/25	CLP	1,293,489	165
JPMorgan Chase Bank	4.29%	6-Month HUF-BUBOR	08/04/24	HUF	800,000	(375)
JPMorgan Chase Bank	0.44%	6-Month CZK-PRIBOR	11/20/20	CZK	30,000	12
JPMorgan Chase Bank	0.50%	6-Month CZK-PRIBOR	05/05/20	CZK	140,000	6
JPMorgan Chase Bank	0.54%	6-Month CZK-PRIBOR	02/16/20	CZK	250,000	(74)
JPMorgan Chase Bank	3-Month ILS-TELBOR	1.14%	03/24/19	ILS	100,000	(21)
JPMorgan Chase Bank	5.57%	Columbia IBR Overnight Interbank	10/08/17	COL	250,000	82
JPMorgan Chase Bank	5.41%	Columbia IBR Overnight Interbank	09/21/17	COL	250,000	136
JPMorgan Chase Bank	1.77%	3-Month HUF-BUBOR	07/17/17	HUF	250,000	(70)
JPMorgan Chase Bank	0.64%	3-Month ILS-TELBOR	07/31/16	ILS	250,000	(22)

						$(3,673)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2015, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	2.34%	3-MonthUSD-LIBOR	02/06/2045	USD	1,930	$113
Bank of America	2.14%	3-MonthUSD-LIBOR	01/12/2025	USD	3,534	(30)
JPMorgan Chase Bank	2.08%	3-MonthUSD-LIBOR	01/13/2025	USD	4,680	(14)

						$69

For the period ended December 31, 2015, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,337,410 ($ Thousands).

**	Rate shown is the 7-day effective yield as of December 31, 2015.

†	Investment in Affiliated Security.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Securities considered illiquid. The total value of such securities as of December 31, 2015 was $1,661 ($ Thousands) and represented 0.2% of Net Assets.

(C)	Security is in default on interest payment.

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2015.

(E)	This security or a partial position of this security is on loan at December 31, 2015. The total market value of securities on loan at December 31, 2015 was $19,608 ($ Thousands).

(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2015 was $588 ($ Thousands) and represented 0.0% of Net Assets.

(G)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2015 was $20,653 ($Thousands).

@ At December 31, 2015, the tax basis cost of the Fund’s investments was $1,480,100 ($ Thousands), and the unrealized appreciation and depreciation were $7,907 ($ Thousands) and ($223,098) ($ Thousands), respectively.

ARS — Argentine Peso

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

CDI — Average One-Day Interbank Deposit Rate

CETIP — Central of Custody and Financial Settlement of Securities

CLICP — Colombia IBR Overnight Interbank Reference Rate

CLP — Chilean Peso

CNH — Chinese Yuen (Offshore)

CNY — Chinese Renminbi

COP — Colombian Peso

CZK — Czech Koruna

DEM — German Mark

DOP — Dominican Peso

EUR — Euro

HUF — Hungarian Forint

IBR — Interbank Rate

IDR — Indonesian Rupiah

ILS — Israeli Shekel

INR — India Rupee

JIBAR — Johannesburg Interbank Agreed Rate

KES — Kenyan Shilling

13	SEI Institutional International Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Concluded)

December 31, 2015

KLIBOR — Kuala Lumpur Interbank Offered Rate

KRW — Korean Won

L.P. — Limited Partnership

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEI— Peruvian Inca

PHP — Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zloty

PRIBOR — Prague Interbank Offered Rate

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

SPC — Segregated Portfolio Company

TELBOR — Tel Aviv Interbank Offered Rate

THB — Thai Baht

TIIE — Equilibrium Interbank Offered Rate

TRY — New Turkish Lira

TWD — Taiwan Dollar

USD — U.S. Dollar

WIBOR — Warsaw Interbank Offered Rate

ZAR — South African Rand

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value at 9/30/2015	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2015	Dividend Income
SEI Liquidity Fund, L.P.	$20,810	$29,102	$(29,259)	$—	$—	$20,653	$56

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$1,239,473	$4,652	$1,244,125
Loan Participations	—	—	131	131
Affiliated Partnership	—	20,653	—	20,653

Total Investments in Securities	$—	$1,260,126	$4,783	$1,264,909

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$45	$—	$—	$45
Unrealized Depreciation	(652)	—	—	(652)
Forwards Contracts*
Unrealized Appreciation	—	6,369	—	6,369
Unrealized Depreciation	—	(4,985)	—	(4,985)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	869	—	869
Unrealized Depreciation	—	(4,542)	—	(4,542)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	113	—	113
Unrealized Depreciation	—	(44)	—	(44)

Total Other Financial Instruments	$(607)	$(2,220)	$—	$(2,827)

(1)	Of the $4,783 ($ Thousands) in Level 3 securities as of December 31, 2015, $588 ($ Thousands) or 0.05% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are no valued by third party pricing vendors or broker quotes. A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

14	SEI Institutional International Trust / Quarterly Report / December 31, 2015

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as amended as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: February 26, 2016

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu, Controller & CFO

Date: February 26, 2016